UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2017

Date of reporting period:	1/31/2017

Item 1 – Reports to Stockholders –

Performance Discussion: Prudential Core Short-Term Bond Fund

During the fiscal year ended January 31, 2017, the Fund’s net asset value (NAV) experienced minimal volatility and ended the year at $9.27/share, slipping one cent on an unadjusted basis (three cents of NAV paid out in distribution late November, 2016). In gross total return terms, the Fund posted a 1.81% return, which includes NAV fluctuations and income. While virtually all intermediate spread markets performed well during the period, prices and spreads for front end markets were pressured and less liquid as the build up to, and aftermath of, the Rule 2a-7 money market reform deadline on October 14, 2016 took shape. Additionally, the second interest rate hike of 25 basis points in this cycle occurred on December 15, but was priced in and anticipated.

Regarding derivatives, the Fund does employ interest rate swaps as a means of efficiently managing the Fund’s duration; these swaps did not significantly impact the Fund’s performance.

Prudential Core Ultra Short Bond Fund: Annual Shareholder Report Commentary

Fiscal Year Ended January 31, 2017

During the reporting period, the Federal Reserve eased its expected pace of rate hikes during the first quarter of 2016, citing uncertainty about the neutral level of rates, as well as concerns about tightening domestic financial conditions and rising international vulnerabilities. Into mid-2016, negative interest-rate policies and aggressive bond buying programs in Japan and Europe powered ahead, keeping U.S. yields lower with the general global trend and some evidence of moderating U.S. growth. This kept the U.S. Fed at bay, and short term rates globally low. Financial markets ended 2016 the same way they ended the previous year, with a Fed Funds hike by the Fed on December 14 by 25 bps to a range of 0.50% - 0.75%. This was well communicated and priced in as the market prepared ahead of the announcement.

Aside from the themes discussed above, the short-term money market mutual fund space also navigated through SEC-directed reforms. In short, these reforms led many money market funds to invest exclusively in government assets to maintain a stable net asset value, and to not be subject to potential fees and gates should large outflows occur. Industry wide, as many funds repositioned into government short-term assets in lieu of short-term credit assets ahead of the October 14 deadline, the difference between yields in these segments widened significantly. The Prudential Core Ultra Short Bond Fund, which invests primarily in short term credit fixed income assets, saw its yield drift higher as this scenario played out.

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period and held through the six-month period ended January 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Short-Term Bond Fund	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,007.90	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.99	0.03%	$0.15

Prudential Core Ultra Short Bond Fund	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,003.60	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.09	0.01%	$0.05

Prudential Institutional Money Market Fund	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,003.30	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.78	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended July 31, 2016, and divided by the 366 days in the Fund’s fiscal year ended January 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2	Visit our website at prudentialfunds.com

Prudential Core Short-Term Bond Fund

Portfolio of Investments

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 62.4%

ASSET-BACKED SECURITIES 26.9%

Non-Residential Mortgage-Backed Securities 16.1%
Ally Auto Receivables Trust,
Series 2015-2, Class A2B	1.198	%(a)	03/15/18	703	$703,053
Series 2016-2, Class A2	1.170		10/15/18	2,935	2,935,315
Series 2016-3, Class A2	1.190		12/17/18	6,467	6,467,418
American Express Credit Account Master Trust,
Series 2013-1, Class A	1.188	(a)	02/16/21	38,600	38,711,454
Series 2014-1, Class A	1.138	(a)	12/15/21	10,000	10,026,999
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	1.008	(a)	05/15/20	18,000	18,012,605
Bank of America Credit Card Trust,
Series 2007-A4, Class A4	0.808	(a)	11/15/19	21,227	21,222,850
Series 2014-A1, Class A	1.148	(a)	06/15/21	15,129	15,165,275
Series 2014-A2, Class A	1.038	(a)	09/16/19	14,450	14,455,357
Series 2016-A1, Class A	1.158	(a)	10/15/21	14,400	14,462,510
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090		03/15/19	3,537	3,536,956
BMW Vehicle Lease Trust,
Series 2015-2, Class A2B	1.307	(a)	01/22/18	4,959	4,963,029
Series 2016-1, Class A2B	1.277	(a)	01/22/18	3,534	3,536,591
CarMax Auto Owner Trust,
Series 2015-3, Class A2B	1.218	(a)	11/15/18	2,908	2,909,509
Series 2015-4, Class A2B	1.368	(a)	04/15/19	2,890	2,893,141
Series 2016-1, Class A2B	1.298	(a)	04/15/19	3,717	3,719,210
Series 2016-2, Class A2B	1.238	(a)	06/17/19	2,465	2,467,814
Series 2016-3, Class A2	1.170		08/15/19	14,200	14,185,510
Chase Issuance Trust,
Series 2007-A2, Class A2	0.818	(a)	04/15/19	4,186	4,185,982
Series 2007-A3, Class A3	5.230		04/15/19	8,846	8,855,969
Series 2013-A3, Class A3	1.048	(a)	04/15/20	3,725	3,729,796
Series 2013-A6, Class A6	1.188	(a)	07/15/20	28,000	28,090,616
Series 2015-A1, Class A1	1.088	(a)	02/18/20	19,000	19,022,372
Series 2015-A3, Class A3	1.018	(a)	04/15/19	10,000	10,003,168
Series 2017-A1, Class A	1.080	(a)	01/18/22	13,400	13,400,000
Chrysler Capital Auto Receivables Trust,
Series 2015-BA, Class A2, 144A	1.460		12/17/18	2,913	2,914,103
Series 2016-AA, Class A2, 144A	1.470		04/15/19	3,564	3,567,090
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.650		09/20/19	6,030	6,195,945
Series 2013-A2, Class A2	1.055	(a)	05/26/20	20,500	20,524,815
Series 2013-A4, Class A4	1.195	(a)	07/24/20	10,000	10,035,601

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	3

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Discover Card Execution Note Trust,
Series 2014-A1, Class A1	1.198	%(a)	07/15/21	27,100	$27,194,601
Series 2014-A4, Class A4	2.120		12/15/21	17,400	17,552,440
Series 2015-A1, Class A1	1.117	(a)	08/17/20	24,000	24,035,263
Series 2016-A2, Class A2	1.307	(a)	09/15/21	1,700	1,711,207
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	1.308	(a)	11/15/18	5,288	5,290,223
Ford Credit Owner Trust, Series 2014-2, Class A, 144A	2.310		04/15/26	2,800	2,825,200
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.948	(a)	11/15/34	2,765	2,620,038
GM Financial Automobile Leasing Trust,
Series 2015-1, Class A2	1.100		12/20/17	130	129,892
Series 2015-3, Class A2B	1.357	(a)	06/20/18	3,106	3,110,626
Series 2016-1, Class A2B	1.377	(a)	07/20/18	9,207	9,223,050
Series 2016-2, Class A2B	1.277	(a)	10/22/18	4,567	4,572,852
Series 2016-3, Class A2B	1.137	(a)	02/20/19	5,200	5,204,383
Honda Auto Receivables Owner Trust, Series 2015-3, Class A2	0.920		11/20/17	461	460,505
Hyundai Auto Lease Securitization Trust,
Series 2016-A, Class A2B, 144A	1.318	(a)	07/16/18	4,003	4,007,213
Series 2016-B, Class A2B, 144A	1.188	(a)	11/15/18	4,220	4,224,895
Series 2017-A, Class A2B, 144A	1.140	(a)	07/15/19	3,300	3,300,198
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.028	(a)	08/16/21	9,000	8,982,384
Mercedes-Benz Auto Lease Trust,
Series 2015-B, Class A2B	1.288	(a)	01/16/18	1,583	1,583,036
Series 2016-A, Class A2B	1.328	(a)	07/16/18	10,889	10,900,776
Navient Student Loan Trust,
Series 2016-2, Class A1, 144A	1.521	(a)	06/25/65	1,874	1,879,799
Series 2016-3A, Class A1, 144A	1.371	(a)	06/25/65	2,694	2,702,540
Series 2016-6A, Class A1, 144A	1.251	(a)	03/25/66	2,845	2,847,751
Nissan Auto Lease Trust,
Series 2015-B, Class A2B	1.298	(a)	12/15/17	3,186	3,187,968
Series 2016-A, Class A2B	1.148	(a)	08/15/18	6,339	6,344,746
Series 2016-B, Class A2B	1.048	(a)	12/17/18	5,600	5,604,236
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420		09/16/19	3,560	3,561,981
World Omni Auto Receivables Trust,
Series 2013-B, Class A3	0.830		08/15/18	997	997,076
Series 2015-B, Class A2B	1.168	(a)	07/15/19	2,847	2,849,825
Series 2016-A, Class A2	1.320		12/16/19	6,132	6,134,058

See Notes to Financial Statements.

4

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B	1.178	%(a)	02/15/19	7,411	$7,422,501

					491,361,316

Residential Mortgage-Backed Securities 10.8%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184		03/25/33	469	468,224
Series 2003-OPT1, Class A3	1.451	(a)	04/25/33	839	806,650
Series 2004-HE1, Class M1	1.671	(a)	03/25/34	927	868,733
Series 2004-OPT5, Class A4	2.021	(a)	06/25/34	6,394	6,119,322
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.456	(a)	01/25/35	1,578	1,514,380
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2	3.321	(a)	11/25/33	101	97,617
Series 2003-OP1, Class M1	1.821	(a)	12/25/33	2,130	2,035,148
Series 2004-FM1, Class M1	1.671	(a)	09/25/33	455	426,592
Series 2004-OP1, Class M1	1.551	(a)	04/25/34	4,153	3,874,509
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	2.106	(a)	02/25/33	6,548	6,228,118
Series 2003-8, Class M1	1.806	(a)	10/25/33	2,559	2,428,450
Series 2003-9, Class AV2	1.436	(a)	09/25/33	239	223,890
Series 2003-11, Class AV2	1.496	(a)	12/25/33	322	308,710
Series 2003-12, Class M1	1.881	(a)	01/25/34	372	347,661
Series 2004-R5, Class M1	1.641	(a)	07/25/34	695	638,333
Series 2005-R9, Class AF4	5.444	(a)	11/25/35	472	475,014
Series 2005-R9, Class AF5	5.820	(a)	11/25/35	1,808	1,804,032
Series 2005-R11, Class A2D	1.101	(a)	01/25/36	103	101,549
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	2.571	(a)	07/25/32	80	68,160
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4	4.226	(a)	09/25/33	1,000	929,634
Series 2003-W3, Class M2	3.456	(a)	09/25/33	12,536	12,381,622
Series 2003-W4, Class M1	1.956	(a)	10/25/33	3,170	3,122,410
Series 2003-W5, Class M1	1.806	(a)	10/25/33	45	42,490
Series 2004-W5, Class M1	1.656	(a)	04/25/34	256	243,411
Series 2004-W6, Class AV2	1.671	(a)	05/25/34	436	422,620
Series 2004-W6, Class M1	1.596	(a)	05/25/34	487	467,412
Series 2004-W7, Class M1	1.581	(a)	05/25/34	15,531	14,868,079
Series 2004-W8, Class A2	1.731	(a)	05/25/34	110	110,257

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	5

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2	1.451	%(a)	11/25/33	193	$184,574
Series 2004-HE2, Class M1	1.596	(a)	04/25/34	264	250,481
Series 2004-HE3, Class M1	1.581	(a)	06/25/34	308	291,705
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE7, Class M1	1.671	(a)	08/25/34	4,738	4,405,758
Series 2004-HE10, Class M1	1.731	(a)	12/25/34	1,216	1,158,138
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1	2.001	(a)	06/25/43	735	681,434
Series 2004-1, Class M1	1.746	(a)	06/25/34	3,200	2,949,057
Series 2004-HE2, Class M1	1.656	(a)	03/25/34	4,384	4,218,640
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1	1.821	(a)	11/25/33	3,218	3,026,929
Series 2003-HE4, Class M1	1.731	(a)	03/25/34	1,072	1,031,679
Chase Funding Trust,
Series 2002-2, Class 2A1	1.271	(a)	05/25/32	404	369,507
Series 2003-1, Class 2A2	1.431	(a)	11/25/32	561	538,112
Series 2003-2, Class 2A2	1.316	(a)	02/25/33	406	348,666
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.866	(a)	03/25/32	2,022	1,970,145
Conseco Finance Corp., Series 2001-C, Class M1	1.467	(a)	08/15/33	400	393,163
Countrywide Asset-Backed Certificates,
Series 2002-3, Class M1	1.896	(a)	03/25/32	34	33,272
Series 2003-2, Class 3A	1.273	(a)	08/26/33	432	373,991
Series 2003-BC4, Class M1	1.821	(a)	07/25/33	276	263,138
Series 2004-1, Class M1	1.521	(a)	03/25/34	769	742,260
Series 2004-ECC1, Class M1	1.716	(a)	11/25/34	2,581	2,442,030
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2001-HE25, Class M1	2.371	(a)	03/25/32	383	363,593
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M1	1.776	(a)	11/25/33	851	811,875
Series 2004-CB3, Class M1	1.536	(a)	03/25/34	428	398,804
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	3.621	(a)	12/25/32	101	99,122
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860		08/25/33	113	113,092
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.641	(a)	11/25/34	9,004	8,669,071

See Notes to Financial Statements.

6

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.491	%(a)	08/25/34	302	$288,727
Fremont Home Loan Trust,
Series 2003-B, Class M1	1.821	(a)	12/25/33	469	445,217
Series 2004-1, Class M1	1.446	(a)	02/25/34	2,015	1,871,245
Series 2004-2, Class M1	1.626	(a)	07/25/34	853	780,731
Series 2004-B, Class M1	1.641	(a)	05/25/34	5,100	4,717,994
Series 2004-C, Class M1	1.746	(a)	08/25/34	4,885	4,609,510
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.491	(a)	10/25/35	653	647,594
GSAMP Trust,
Series 2003-FM1, Class M2	3.552	(a)	03/20/33	64	60,334
Series 2004-FM1, Class M1	1.746	(a)	11/25/33	5,151	4,871,463
Series 2004-FM1, Class M2	2.871	(a)	11/25/33	64	63,014
Series 2004-NC1, Class M1	1.581	(a)	03/25/34	2,626	2,476,070
Home Equity Asset Trust,
Series 2002-3, Class M1	2.121	(a)	02/25/33	739	717,601
Series 2002-4, Class M1	2.271	(a)	03/25/33	623	606,716
Series 2003-2, Class M1	2.091	(a)	08/25/33	1,329	1,244,044
Series 2003-3, Class M1	2.061	(a)	08/25/33	1,436	1,379,130
Series 2003-4, Class M1	1.971	(a)	10/25/33	6,820	6,339,884
Series 2003-8, Class M1	1.851	(a)	04/25/34	530	491,262
Series 2004-1, Class M1	1.716	(a)	06/25/34	10,093	9,563,768
Series 2004-2, Class M1	1.566	(a)	07/25/34	2,710	2,557,176
Series 2004-3, Class M1	1.626	(a)	08/25/34	2,095	1,940,924
HSBC Home Equity Loan Trust,
Series 2007-2, Class M2	1.109	(a)	07/20/36	1,000	956,187
Series 2007-3, Class M2	3.239	(a)	11/20/36	3,500	3,482,573
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	1.021	(a)	03/25/36	1,400	1,222,722
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1	1.896	(a)	07/25/33	1,357	1,276,014
Series 2003-4, Class M1	1.791	(a)	08/25/33	1,525	1,453,998
Series 2004-1, Class M1	1.521	(a)	02/25/34	18,800	18,140,422
Series 2004-2, Class M1	1.551	(a)	06/25/34	5,355	5,192,523
Series 2004-3, Class M1	1.626	(a)	07/25/34	4,154	4,009,441
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1	1.471	(a)	09/25/34	806	749,105
Series 2004-OPT2, Class A2	1.471	(a)	09/25/34	170	155,399
Series 2004-WMC3, Class M1	1.596	(a)	10/25/34	2,056	1,969,973
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2	3.621	(a)	02/25/34	237	238,959
Series 2004-HE2, Class A1A	1.571	(a)	08/25/35	51	44,321

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	7

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust, (cont’d.)
Series 2004-HE2, Class M1	1.971	%(a)	08/25/35	799	$763,423
Series 2004-WMC1, Class M2	2.421	(a)	10/25/34	1,484	1,450,652
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1	2.271	(a)	11/25/32	482	475,638
Series 2003-HE1, Class M1	1.971	(a)	05/25/33	1,930	1,877,732
Series 2003-NC5, Class M1	2.046	(a)	04/25/33	3,766	3,730,799
Series 2003-NC5, Class M3	4.221	(a)	04/25/33	88	84,251
Series 2003-NC8, Class M1	1.821	(a)	09/25/33	1,525	1,459,422
Series 2003-NC8, Class M2	3.396	(a)	09/25/33	135	130,426
Series 2003-NC10, Class M1	1.791	(a)	10/25/33	315	300,422
Series 2004-HE1, Class A4	1.511	(a)	01/25/34	1,253	1,191,295
Series 2004-HE5, Class M1	1.716	(a)	06/25/34	1,012	962,691
Series 2004-HE7, Class M1	1.671	(a)	08/25/34	3,607	3,432,830
Series 2004-HE8, Class M1	1.731	(a)	09/25/34	19,810	18,734,180
Series 2004-NC1, Class M1	1.821	(a)	12/27/33	1,132	1,102,215
Series 2004-NC5, Class M1	1.671	(a)	05/25/34	639	594,731
Series 2004-WMC2, Class M1	1.686	(a)	07/25/34	1,326	1,268,478
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-AM2, Class M1	1.896	(a)	05/25/32	490	468,647
Series 2002-AM3, Class M2	3.771	(a)	02/25/33	146	143,814
Series 2002-NC5, Class M1	2.181	(a)	10/25/32	630	599,633
Series 2002-NC5, Class M2	3.171	(a)	10/25/32	62	56,865
Series 2003-NC3, Class M1	2.121	(a)	03/25/33	640	617,468
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	1.896	(a)	10/25/33	4,344	4,191,150
Series 2003-6, Class M1	1.851	(a)	01/25/34	6,937	6,499,688
Series 2004-1, Class M1	1.656	(a)	05/25/34	5,176	4,800,648
Series 2004-3, Class M1	1.701	(a)	11/25/34	12,150	11,037,820
Series 2004-4, Class M1	1.536	(a)	02/25/35	14,304	13,310,962
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	1.671	(a)	01/25/34	1,621	1,498,423
Series 2004-2, Class M1	1.566	(a)	05/25/34	4,044	3,779,606
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.592	(a)	09/25/34	812	768,989
Quest Trust, Series 2006-X2, Class A2, 144A	1.061	(a)	08/25/36	4,821	3,866,526
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.631	(a)	06/25/33	306	293,291
Residential Asset Mortgage Product Trust,
Series 2004-RS3, Class AI4	5.335	(a)	03/25/34	478	497,392
Series 2004-RS8, Class AI5	5.980		08/25/34	7,168	7,365,221

See Notes to Financial Statements.

8

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Residential Asset Securities Corp. Trust,
Series 2004-KS1, Class AI5	5.721%		02/25/34	3,445	$3,534,674
Series 2004-KS3, Class AI5	4.770		04/25/34	5,890	6,131,227
Series 2004-KS5, Class AI5	4.966	(a)	06/25/34	9,951	9,965,795
Saxon Asset Securities Trust,
Series 2001-2, Class M1	1.551	(a)	03/25/31	449	389,843
Series 2001-3, Class M1	1.941	(a)	07/25/31	38	37,588
Series 2003-3, Class M2	3.156	(a)	12/25/33	89	80,585
Series 2004-2, Class AF3	4.582	(a)	08/25/35	2,304	2,312,545
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.551	(a)	02/25/34	4,142	3,896,064
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1	1.971	(a)	01/25/34	225	217,906
Series 2003-BC3, Class M1	1.746	(a)	08/25/34	5,043	4,873,756
Series 2004-BC1, Class M1	1.536	(a)	02/25/35	1,736	1,623,559
Series 2004-BC4, Class A1B	1.571	(a)	10/25/35	786	705,406
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2	1.451	(a)	01/25/33	177	163,915
Series 2004-2, Class A4	1.476	(a)	03/25/34	12,963	11,952,726
Series 2004-4, Class A4	1.571	(a)	04/25/34	3,782	3,558,590
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.971	(a)	12/25/35	233	227,120
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	1.611	(a)	10/25/34	36	35,567

					329,177,498

TOTAL ASSET-BACKED SECURITIES (cost $776,834,231)					820,538,814

CERTIFICATE OF DEPOSIT 0.8%
Canadian Imperial Bank of Commerce (cost $25,000,000)	1.597		05/23/18	25,000	25,006,400

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.3%
Banc of America Commercial Mortgage Trust,
Series 2007-2, Class A1A	5.647	(a)	04/10/49	3,186	3,189,611
Series 2008-1, Class A1A	6.195	(a)	02/10/51	28,156	28,831,273
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 144A	2.167	(a)	12/15/27	21,504	21,557,563
CGGS Commercial Mortgage Trust, Series 2016-RNBD, Class AFL, 144A	2.417	(a)	02/15/33	6,923	6,936,160

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	9

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A1	0.685%		09/10/45	60	$59,789
Series 2013-GC17, Class A2	2.962		11/10/46	10,000	10,164,977
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A1A	6.096	(a)	12/10/49	36,741	37,478,674
Commercial Mortgage Trust,
Series 2014-FL5, Class A, 144A	2.137	(a)	10/15/31	20,980	20,993,119
Series 2014-UBS2, Class A2	2.820		03/10/47	13,050	13,214,905
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	(a)	12/10/49	8,183	8,199,614
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class A, 144A	2.697	(a)	02/15/33	12,100	12,221,161
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	2.018	(a)	11/15/29	8,000	8,022,470
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2007-CB18, Class A1A	5.431	(a)	06/12/47	677	676,846
Series 2007-CB19, Class A1A	5.734	(a)	02/12/49	9,368	9,407,679
Series 2012-C8, Class A2	1.797		10/15/45	4,596	4,604,844
Series 2012-LC9, Class A2	1.677		12/15/47	644	645,133
Series 2014-FL5, Class A, 144A	1.747	(a)	07/15/31	10,562	10,587,583
Series 2014-PHH, Class A, 144A	1.967	(a)	08/15/27	21,170	21,182,878
Series 2016-ASH, Class A, 144A	2.267	(a)	10/15/34	20,000	20,049,660
Series 2016-FL6, Class A, 144A	2.168	(a)	11/15/31	12,045	12,059,629
Series 2016-FLRR, Class AFL, 144A	2.217	(a)	01/15/33	30,000	29,999,973
Series 2016-WPT, Class A, 144A	2.217	(a)	10/15/33	17,300	17,429,800
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272		07/15/45	10,000	10,175,562
Series 2013-C15, Class A2FL, 144A	1.418	(a)	11/15/45	742	745,216
Series 2014-C21, Class A2	2.892		08/15/47	10,000	10,217,124
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A	5.387		02/15/40	5,767	5,768,988
SCG Trust, Series 2013-SRP1, Class A, 144A	2.354	(a)	11/15/26	14,883	14,883,010
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.987	(a)	11/15/27	24,820	24,659,495
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533		12/10/45	21,000	21,132,625
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32, Class A1A	5.717	(a)	06/15/49	15,355	15,374,405
Series 2007-C33, Class A1A	5.965	(a)	02/15/51	5,280	5,347,493
Series 2007-C34, Class A1A	5.608	(a)	05/15/46	20,669	20,960,822
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844		10/15/45	6,345	6,355,545

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A	1.517	%(a)	03/15/47	3,000	$2,995,175

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $441,561,780)					436,128,801

CORPORATE BONDS 18.4%

Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.627	(a)	03/27/17	10,000	10,008,320
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250		01/15/19	7,000	7,033,509
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.731	(a)	02/19/19	20,000	20,250,540

					37,292,369

Banks 6.3%
Citigroup, Inc., Sr. Unsec’d. Notes	1.630	(a)	11/24/17	30,000	30,090,750
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.078	(a)	04/25/19	25,000	25,165,125
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250		08/28/17	15,378	15,792,652
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.833	(a)	09/17/18	16,000	16,094,992
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	1.141	(a)	02/03/17	30,000	30,000,000
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.439	(a)	03/14/19	25,000	25,316,250
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800		03/26/18	10,000	10,013,000
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450		01/29/18	14,000	14,012,586
Wells Fargo Bank NA,
Sr. Unsec’d. Notes	1.498	(a)	09/07/17	10,000	10,018,890
Sr. Unsec’d. Notes, MTN	1.781	(a)	01/22/18	16,700	16,808,400

					193,312,645

Beverages 0.3%
PepsiCo, Inc., Sr. Unsec’d. Notes	1.506	(a)	02/22/19	10,000	10,076,380

Biotechnology 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850		09/04/18	12,000	12,054,804

Brokerage 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000		05/25/10	50,000	3,025,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	11

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Computers 1.7%
Apple, Inc., Sr. Unsec’d. Notes	1.740	%(a)	02/22/19	10,000	$10,132,860
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.739	(a)	10/05/17	30,000	30,251,700
International Business Machine Corp., Sr. Unsec’d. Notes	1.359	(a)	08/18/17	10,000	10,027,360

					50,411,920

Diversified Financial Services 0.8%
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300		06/05/17	25,000	25,001,425

Electric 0.4%
Black Hills Corp., Sr. Unsec’d. Notes	2.500		01/11/19	12,000	12,088,320

Gas 0.1%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950		02/01/17	4,377	4,377,000

Healthcare-Services 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	1.601(a)		12/08/17	25,000	25,112,950

Insurance 1.2%
Berkshire Hathaway Finance Corp., Gtd. Notes	1.498(a)		03/07/18	15,000	15,083,595
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.390(a)		04/10/17	20,000	20,016,100

					35,099,695

Machinery-Construction & Mining 0.7%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN	1.000		03/03/17	10,000	10,001,490
Sr. Unsec’d. Notes, GMTN	1.620	(a)	02/23/18	10,000	10,063,050

					20,064,540

Miscellaneous Manufacturing 0.8%
Eaton Corp., Gtd. Notes	1.500		11/02/17	25,000	25,007,175

Oil & Gas 0.5%
Shell International Finance BV (Netherlands), Gtd. Notes	1.250		11/10/17	14,700	14,707,968

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas Services 1.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900%		12/21/17	30,000	$30,122,190

Retail 0.7%
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.559(a)		09/14/18	5,000	5,040,455
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100		12/07/18	15,000	15,105,540

					20,145,995

Telecommunications 1.4%
AT&T, Inc., Sr. Unsec’d. Notes	1.750		01/15/18	9,128	9,133,650
Cisco Systems, Inc., Sr. Unsec’d. Notes	1.222(a)		03/03/17	35,000	35,011,480

					44,145,130

TOTAL CORPORATE BONDS (cost $593,215,637)					562,045,506

MUNICIPAL BOND 0.8%

California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	1.272	(a)	07/01/41	25,000	24,990,500

NON-CORPORATE FOREIGN AGENCY 1.2%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.790	(a)	04/10/17	36,275	36,276,777

TOTAL LONG-TERM INVESTMENTS (cost $1,897,886,648)					1,904,986,798

				Shares
SHORT-TERM INVESTMENTS 37.9%

AFFILIATED MUTUAL FUND 8.8%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $269,257,394)(c)(Note 3)				269,257,394	269,257,394

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	13

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 10.2%
Bank of America NA	1.271	%(a)	05/02/17	20,000	$19,999,040
Bank of Montreal	1.383	(a)	03/10/17	15,000	15,009,690
Bank of Nova Scotia	1.200	(a)	02/23/17	35,000	35,010,535
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.050		04/24/17	25,000	25,005,158
Cooperative Rabobank	1.321	(a)	02/01/17	25,000	25,000,475
Mizuho Bank Ltd.	1.467	(a)	04/13/17	25,000	25,025,525
Nordea Bank Finland PLC	1.446	(a)	09/06/17	10,000	10,018,500
Skandinaviska Enskilda Banken AB	1.248	(a)	04/18/17	25,000	25,017,775
State Street Bank & Trust Co.	1.474	(a)	04/18/17	20,000	20,023,140
Sumitomo Mitsui Banking Corp.	1.473	(a)	02/27/17	25,000	25,012,750
Sumitomo Mitsui Trust Bank Ltd.	1.080		04/26/17	25,000	25,004,231
Svenska Handelsbanken AB	1.308	(a)	05/15/17	26,000	26,024,336
Toronto-Dominion Bank (The)	1.000		02/15/17	10,000	10,001,291
Toronto-Dominion Bank (The)	1.321	(a)	02/01/17	25,000	25,000,475

TOTAL CERTIFICATES OF DEPOSIT (cost $311,000,952)					311,152,921

COMMERCIAL PAPER 17.4%
ABN AMRO Funding USA LLC, 144A	1.034	(d)	02/17/17	25,000	24,989,623
Amphenol Corp., 144A	0.919	(d)	02/02/17	12,000	11,999,369
Amphenol Corp., 144A	1.043	(d)	02/22/17	6,000	5,996,344
Amphenol Corp., 144A	1.094	(d)	02/01/17	17,000	16,999,554
Anthem, Inc., 144A	0.971	(d)	02/01/17	10,000	9,999,800
Anthem, Inc., 144A	1.125	(d)	02/17/17	15,000	14,993,420
Anthem, Inc., 144A	1.125	(d)	02/22/17	13,000	12,992,588
Bat International Finance PLC, 144A	1.125	(d)	02/17/17	9,000	8,995,882
Bat International Finance PLC, 144A	1.125	(d)	02/22/17	1,000	999,391
Bat International Finance PLC, 144A	1.125	(d)	02/21/17	25,000	24,985,533
Caterpillar Financial Services Corp.	1.071	(d)	03/10/17	3,000	2,997,894
Centerpoint Energy, Inc., 144A	1.146	(d)	02/27/17	1,000	999,232
Centerpoint Energy, Inc., 144A	1.177	(d)	02/08/17	10,000	9,997,887
Commonwealth Bank of Australia, 144A	1.415	(a)	04/19/17	20,000	20,021,080
DNB Bank ASA, 144A	1.256	(a)	04/21/17	25,000	25,017,950
Electricite de France, 144A	1.538	(d)	07/05/17	13,800	13,712,657
Electricite de France, 144A	1.538	(d)	07/18/17	21,000	20,853,392
Enterprise Products Operating LLC, 144A	1.094	(d)	02/10/17	10,000	9,997,353
Enterprise Products Operating LLC, 144A	1.094	(d)	02/13/17	25,000	24,991,378
ERP Operating LP, 144A	1.084	(d)	02/14/17	7,000	6,997,397
Exelon Generation Co. LLC, 144A	0.991	(d)	02/02/17	25,000	24,998,686
Exelon Generation Co. LLC, 144A	1.032	(d)	02/03/17	5,000	4,999,606
Exelon Generation Co. LLC, 144A	1.032	(d)	02/14/17	5,000	4,998,141
FMC Technologies, Inc., 144A	1.146	(d)	02/23/17	11,000	10,992,951

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
FMC Technologies, Inc., 144A	1.225	%(d)	03/02/17	6,000	$5,994,800
FMC Technologies, Inc., 144A	1.225	(d)	03/03/17	5,000	4,995,514
FMC Technologies, Inc., 144A	1.236	(d)	03/16/17	6,000	5,992,205
ING U.S. Funding LLC	1.341	(a)	05/03/17	10,000	10,009,480
JP Morgan Securities LLC, 144A	1.405	(a)	10/06/17	25,000	25,034,800
Marriott International, Inc., 144A	1.194	(d)	03/13/17	4,000	3,995,180
Marriott International, Inc., 144A	1.198	(d)	02/21/17	5,000	4,997,107
Marriott International, Inc., 144A	1.225	(d)	03/21/17	4,000	3,994,163
Marriott International, Inc., 144A	1.225	(d)	03/22/17	7,000	6,989,568
McKesson Corp., 144A	1.153	(d)	03/13/17	10,000	9,987,951
McKesson Corp., 144A	1.184	(d)	03/16/17	10,000	9,987,008
Spectra Energy Partners LP, 144A	1.053	(d)	02/14/17	7,500	7,497,212
Suncor Energy, Inc., 144A	1.029	(d)	02/01/17	16,000	15,999,580
Sysco Corp., 144A	0.919	(d)	02/01/17	11,000	10,999,711
Tyco International Holding S.A.R.L., 144A	0.991	(d)	02/01/17	2,000	1,999,947
Tyco International Holding S.A.R.L., 144A	0.991	(d)	02/02/17	2,000	1,999,895
Tyco International Holding S.A.R.L., 144A	0.991	(d)	02/06/17	8,000	7,998,735
Volvo Treasury NA LP, 144A	1.074	(d)	02/21/17	4,000	3,997,685
Volvo Treasury NA LP, 144A	1.089	(d)	02/22/17	14,000	13,991,470
Volvo Treasury NA LP, 144A	1.105	(d)	02/08/17	4,000	3,999,155
Volvo Treasury NA LP, 144A	1.105	(d)	02/09/17	5,000	4,998,810
VW Credit, Inc., 144A	—	(e)	03/27/17	17,000	16,971,898
VW Credit, Inc., 144A	1.246	(d)	04/03/17	5,000	4,990,536
VW Credit, Inc., 144A	1.256	(d)	03/28/17	9,000	8,984,838
Whirlpool Corp., 144A	1.133	(d)	03/01/17	12,000	11,989,995
Whirlpool Corp., 144A	1.174	(d)	03/10/17	8,000	7,991,108

TOTAL COMMERCIAL PAPER (cost $530,815,641)					530,915,459

TIME DEPOSITS 1.3%
DuPont Teijin Films U.S. LP(f)	1.100		02/27/17	23,500	23,500,000
Weingarten Realty Investors(f)	1.100		02/28/17	15,000	15,000,000

TOTAL TIME DEPOSITS (cost $38,500,000)					38,500,000

U.S. GOVERNMENT AGENCY OBLIGATION 0.2%
Federal Home Loan Bank(g) (cost $4,999,554)	0.467	(d)	02/08/17	5,000	4,999,610

TOTAL SHORT-TERM INVESTMENTS (cost $1,154,573,541)					1,154,825,384

TOTAL INVESTMENTS 100.3% (cost $3,052,460,189)(Note 5)					3,059,812,182
Liabilities in excess of other assets(h) (0.3)%					(9,522,033)

NET ASSETS 100.0%					$3,050,290,149

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	15

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Interest rate not available as of January 31, 2017.
(f)	Indicates a security that has been deemed illiquid. (unaudited)
(g)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

16

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,000	03/04/17	0.828%	3 Month LIBOR(1)	$188	$890	$702
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(30,389)	(57,284)	(26,895)
25,000	08/08/17	0.724%	3 Month LIBOR(1)	207	48,942	48,735
30,000	12/14/17	1.054%	3 Month LIBOR(1)	217	36,082	35,865
10,000	01/26/18	0.935%	3 Month LIBOR(1)	173	29,649	29,476
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	78,326	78,122
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(126,479)	(536,809)	(410,330)
25,000	05/20/18	0.805%	1 Month LIBOR(1)	207	100,114	99,907
10,000	01/08/19	1.344%	3 Month LIBOR(1)	190	25,496	25,306
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(82,539)	(82,765)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(36,229)	(36,424)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(33,167)	(33,350)
22,500	12/08/19	1.100%	3 Month LIBOR(1)	(3,657)	362,001	365,658
20,100	06/15/20	1.035%	3 Month LIBOR(1)	232	484,577	484,345
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	6,960	6,960
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(758,630)	(758,630)

				$(158,303)	$(331,621)	$(173,318)

A U.S. Government Agency Obligation with a market value of $1,719,866 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$491,361,316	$—
Residential Mortgage-Backed Securities	—	329,177,498	—
Commercial Mortgage-Backed Securities	—	436,128,801	—
Corporate Bonds	—	562,045,506	—
Municipal Bond	—	24,990,500	—
Non-Corporate Foreign Agency	—	36,276,777	—
Affiliated Mutual Fund	269,257,394	—	—
Certificates of Deposit	—	336,159,321	—
Commercial Paper	—	530,915,459	—
Time Deposits	—	38,500,000	—
U.S. Government Agency Obligation	—	4,999,610	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(173,318)	—

Total	$269,257,394	$2,790,381,470	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows (unaudited):

Commercial Paper	17.4%
Non-Residential Mortgage-Backed Securities	16.1
Commercial Mortgage-Backed Securities	14.3
Certificates of Deposit	11.0
Residential Mortgage-Backed Securities	10.8
Affiliated Mutual Fund	8.8
Banks	6.3
Computers	1.7
Telecommunications	1.4
Time Deposits	1.3
Auto Manufacturers	1.2
Non-Corporate Foreign Agency	1.2
Insurance	1.2
Oil & Gas Services	1.0
Healthcare-Services	0.8
Miscellaneous Manufacturing	0.8
Diversified Financial Services	0.8%
Municipal Bond	0.8
Retail	0.7
Machinery-Construction & Mining	0.7
Oil & Gas	0.5
Electric	0.4
Biotechnology	0.4
Beverages	0.3
U.S. Government Agency Obligation	0.2
Gas	0.1
Brokerage	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

18

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin swaps	$1,175,076	*	Due from/to broker—variation margin swaps	$1,348,394	*

*	Includes cumulative appreciation (depreciation) as reported in schedule of open centrally cleared swaps contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(5,810,520)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$7,685,292

For the year ended January 31, 2017, the Fund’s average notional amount in USD for interest rate swaps was $427,060,000.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $2,783,202,795)	$2,790,554,788
Affiliated investments (cost $269,257,394)	269,257,394
Cash	2,074
Dividends and interest receivable	4,059,181
Tax reclaim receivable	22,276
Prepaid expenses	12,495

Total assets	3,063,908,208

Liabilities
Payable for investments purchased	13,400,000
Due to broker—variation margin swaps	92,021
Management fee payable	59,174
Accrued expenses and other liabilities	50,197
Affiliated transfer agent fee payable	16,667

Total liabilities	13,618,059

Net Assets	$3,050,290,149

Net assets were comprised of:
Shares of beneficial interest, at par	$328,879
Paid-in capital in excess of par	3,234,731,963

3,235,060,842
Undistributed net investment income	3,966,040
Accumulated net realized loss on investment transactions	(195,915,408)
Net unrealized appreciation on investments	7,178,675

Net assets, January 31, 2017	$3,050,290,149

Net asset value and redemption price per share ($3,050,290,149 ÷ 328,879,324 shares of $.001 par value common stock issued and outstanding)	$9.27

See Notes to Financial Statements.

20

Prudential Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$45,766,756
Affiliated dividend income	577,015

Total income	46,343,771

Expenses
Management fee	711,946
Custodian and accounting fees	111,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	100,000
Audit fee	43,000
Insurance expenses	26,000
Legal fees and expenses	20,000
Shareholders’ reports	10,000
Trustees’ fees	10,000
Miscellaneous	18,124

Total expenses	1,050,070

Net investment income (loss)	45,293,701

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,738,907
Swap agreement transactions	(5,810,520)

(4,071,613)

Net change in unrealized appreciation (depreciation) on:
Investments	6,927,949
Swap agreements	7,685,292

14,613,241

Net gain (loss) on investment transactions	10,541,628

Net Increase (Decrease) In Net Assets Resulting From Operations	$55,835,329

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,293,701	$45,730,440
Net realized gain (loss) on investment transactions	(4,071,613)	20,796,641
Net change in unrealized appreciation (depreciation) on investments	14,613,241	(32,337,782)

Net increase (decrease) in net assets resulting from operations	55,835,329	34,189,299

Dividends from net investment income (Note 1)	(56,539,604)	(52,157,681)

Fund share transactions (Note 6)
Net proceeds from shares sold	187,999,226	60,600,000
Net asset value of shares issued in reinvestment of dividends	56,527,875	52,147,100
Cost of shares reacquired	(187,999,269)	(752,316,716)

Net increase (decrease) in net assets from Fund share transactions	56,527,832	(639,569,616)

Total increase (decrease)	55,823,557	(657,537,998)

Net Assets:
Beginning of year	2,994,466,592	3,652,004,590

End of year(a)	$3,050,290,149	$2,994,466,592

(a) Includes undistributed net investment income of:	$3,966,040	$4,907,731

See Notes to Financial Statements.

22

Prudential Core Ultra Short Bond Fund

Portfolio of Investments

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
SHORT-TERM INVESTMENTS 102.8%

CERTIFICATES OF DEPOSIT 24.9%
Bank of America NA	1.168	%(a)	08/16/17	116,000	$115,989,212
Bank of America NA	1.172	(a)	08/04/17	140,000	139,991,320
Bank of America NA	1.271	(a)	05/02/17	60,000	59,997,120
Bank of America NA	1.325	(a)	02/15/17	119,000	119,031,059
Bank of America NA	1.361	(a)	04/03/17	126,000	126,108,612
Bank of Montreal	1.080		03/16/17	172,000	172,084,032
Bank of Montreal	1.321	(a)	02/01/17	169,000	169,003,211
Bank of Montreal	1.383	(a)	03/10/17	37,000	37,023,902
Bank of Nova Scotia	1.200	(a)	02/23/17	40,000	40,012,040
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.020		04/18/17	94,000	94,018,788
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.050		04/24/17	15,000	15,003,095
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.366	(a)	04/27/17	90,000	90,069,840
BNP Paribas SA	1.213	(a)	07/10/17	200,000	200,061,000
Branch Banking & Trust Co.	0.710		02/01/17	284,400	284,399,679
Branch Banking & Trust Co.	0.750		03/06/17	153,000	153,012,656
Branch Banking & Trust Co.	0.760		03/09/17	89,000	89,008,107
Branch Banking & Trust Co.	0.960		04/11/17	63,000	63,018,661
Canadian Imperial Bank of Commerce	1.237	(a)	02/09/17	176,300	176,324,682
Canadian Imperial Bank of Commerce	1.290	(a)	05/23/17	19,000	19,019,437
Chase Bank USA NA	1.305	(a)	01/05/18	117,000	117,036,504
Citibank NA	0.890		02/14/17	116,000	116,010,747
Citibank NA	0.900		02/13/17	95,000	95,008,513
Citibank NA	0.900		03/01/17	127,000	127,025,399
Citibank NA	1.040		04/13/17	42,000	42,018,295
Citibank NA	1.060		04/03/17	53,000	53,027,921
Citibank NA	1.100		05/01/17	203,000	203,079,686
Cooperatieve Rabobank UA	1.293	(a)	04/11/17	113,000	113,089,722
Cooperatieve Rabobank UA	1.321	(a)	02/01/17	74,000	74,001,406
Credit Agricole Corporate & Investment Bank	0.850		02/01/17	118,000	118,000,674
Credit Agricole Corporate & Investment Bank	1.020		05/01/17	95,000	95,002,342
Mizuho Bank Ltd.	1.471	(a)	02/03/17	20,000	20,001,360
Natixis SA	0.900		02/17/17	148,000	148,010,381
Natixis SA	1.488	(a)	11/01/17	4,000	3,999,464
Nordea Bank Finland PLC	1.441	(a)	04/21/17	186,800	187,009,589
Royal Bank of Canada	1.371	(a)	03/02/17	188,000	188,097,760
Skandinaviska Enskilda Banken AB	1.248	(a)	04/18/17	138,000	138,098,118
Skandinaviska Enskilda Banken AB	1.284	(a)	05/02/17	26,150	26,180,072
Skandinaviska Enskilda Banken AB	1.313	(a)	05/11/17	126,000	126,112,014
State Street Bank & Trust Co.	1.127	(a)	06/20/17	172,000	172,006,020
State Street Bank & Trust Co.	1.465	(a)	04/11/17	35,000	35,038,465
State Street Bank & Trust Co.	1.474	(a)	04/18/17	132,700	132,853,534

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	23

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Banking Corp.	1.100%		04/18/17	124,000	$124,037,476
Sumitomo Mitsui Trust Bank Ltd.	0.970		03/06/17	116,000	116,025,387
Sumitomo Mitsui Trust Bank Ltd.	1.080		04/26/17	50,000	50,008,462
Svenska Handelsbanken AB	1.166	(a)	08/09/17	99,000	99,013,365
Svenska Handelsbanken AB	1.298	(a)	05/18/17	50,000	50,045,750
Svenska Handelsbanken AB	1.308	(a)	05/15/17	124,000	124,116,064
Svenska Handelsbanken AB	1.336	(a)	02/09/17	169,000	169,027,885
Svenska Handelsbanken AB	1.441	(a)	04/21/17	14,900	14,916,450
Toronto-Dominion Bank (The)	1.000		02/15/17	30,000	30,003,873
Toronto-Dominion Bank (The)	1.311	(a)	05/19/17	168,100	168,289,112
Toronto-Dominion Bank (The)	1.321	(a)	02/01/17	42,000	42,000,798
UBS AG	1.401	(a)	02/02/17	25,000	25,001,050
UBS AG	1.401	(a)	02/03/17	141,000	141,008,742
Wells Fargo Bank NA	0.900		03/01/17	201,000	201,040,298
Wells Fargo Bank NA	1.226	(a)	08/07/17	91,000	91,024,115
Wells Fargo Bank NA	1.273	(a)	02/06/17	143,000	143,014,443
Wells Fargo Bank NA	1.286	(a)	03/01/17	16,400	16,407,200
Wells Fargo Bank NA	1.423	(a)	04/13/17	168,100	168,272,975
Wells Fargo Bank NA	1.428	(a)	10/04/17	80,000	80,075,520
Westpac Banking Corp.	1.270	(a)	02/23/17	2,500	2,500,870
Westpac Banking Corp.	1.301	(a)	03/01/17	4,405	4,406,947

TOTAL CERTIFICATES OF DEPOSIT (cost $6,351,870,401)					6,354,121,221

COMMERCIAL PAPER 45.2%
ABN AMRO Funding USA LLC, 144A	0.900	(b)	02/16/17	111,000	110,956,686
ABN AMRO Funding USA LLC, 144A	0.938	(b)	03/07/17	54,000	53,952,855
ABN AMRO Funding USA LLC, 144A	1.082	(b)	04/06/17	72,000	71,873,900
ABN AMRO Funding USA LLC, 144A	1.154	(b)	03/16/17	76,000	75,915,192
ABN AMRO Funding USA LLC, 144A	1.238	(b)	05/10/17	35,000	34,888,446
Apple, Inc., 144A	0.704	(b)	02/07/17	99,000	98,986,583
Apple, Inc., 144A	0.733	(b)	03/01/17	108,000	107,937,447
Apple, Inc., 144A	0.761	(b)	03/14/17	140,000	139,880,440
Apple, Inc., 144A	0.795	(b)	04/04/17	111,000	110,853,730
Apple, Inc., 144A	0.815	(b)	04/03/17	199,000	198,742,273
Bank of New York (The)	0.918	(b)	04/10/17	89,000	88,864,557
Bank of New York (The)	0.918	(b)	04/13/17	177,000	176,712,552
Bank of Nova Scotia, 144A	1.268	(a)	02/17/17	93,400	93,424,751
Bank of Nova Scotia, 144A	1.322	(a)	05/12/17	138,200	138,356,857
BASF SE, 144A	0.897	(b)	03/27/17	97,000	96,891,522
BMW U.S. Capital LLC, 144A	0.684	(b)	02/01/17	31,000	30,999,427
BMW U.S. Capital LLC, 144A	0.774	(b)	03/06/17	5,000	4,996,709
BMW U.S. Capital LLC, 144A	0.774	(b)	03/07/17	20,000	19,986,428

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
BMW U.S. Capital LLC, 144A	0.774	%(b)	03/13/17	115,000	$114,907,272
BMW U.S. Capital LLC, 144A	0.774	(b)	03/14/17	35,000	34,971,008
BMW U.S. Capital LLC, 144A	0.774	(b)	03/16/17	50,000	49,956,428
BMW U.S. Capital LLC, 144A	0.774	(b)	04/03/17	35,000	34,954,671
BMW U.S. Capital LLC, 144A	0.786	(b)	02/21/17	25,000	24,990,054
BNP Paribas SA, 144A	1.082	(b)	04/11/17	101,500	101,326,322
Caisse Centrale Desjardins du Quebec, 144A	0.848	(b)	02/06/17	86,000	85,987,545
Canadian Imperial Bank of Commerce, 144A	1.227	(a)	07/20/17	34,000	34,007,854
Cargill, Inc., 144A	0.632	(b)	02/07/17	35,000	34,995,713
CDP Financial, Inc., 144A	0.838	(b)	02/17/17	20,275	20,268,786
CDP Financial, Inc., 144A	1.044	(b)	02/13/17	59,000	58,986,258
CDP Financial, Inc., 144A	1.044	(b)	02/16/17	36,700	36,689,430
CDP Financial, Inc., 144A	1.176	(b)	04/12/17	20,450	20,418,703
CDP Financial, Inc., 144A	1.179	(b)	02/07/17	30,000	29,996,267
CDP Financial, Inc., 144A	1.187	(b)	04/24/17	84,000	83,835,771
CDP Financial, Inc., 144A	1.248	(b)	04/20/17	20,000	19,963,836
Colgate-Palmolive Co., 144A	0.591	(b)	02/02/17	20,000	19,999,340
Commonwealth Bank of Australia, 144A	1.233	(a)	02/02/17	164,400	164,405,261
Commonwealth Bank of Australia, 144A	1.420	(a)	04/20/17	173,300	173,485,604
CPPIB Capital, Inc., 144A	0.743	(b)	03/07/17	233,650	233,498,258
CPPIB Capital, Inc., 144A	0.866	(b)	04/12/17	227,000	226,652,590
CPPIB Capital, Inc., 144A	0.866	(b)	04/13/17	77,000	76,879,572
CPPIB Capital, Inc., 144A	0.866	(b)	04/19/17	50,000	49,911,383
DNB Bank ASA, 144A	1.256	(a)	04/21/17	13,000	13,009,334
DNB Bank ASA, 144A	1.269	(a)	05/19/17	95,000	95,068,685
DNB Bank ASA, 144A	1.269	(a)	01/19/18	247,000	246,975,547
DNB Bank ASA, 144A	1.383	(a)	03/10/17	94,700	94,761,176
DNB Bank ASA, 144A	1.432	(a)	04/26/17	32,650	32,686,829
Export Development Canada	0.733	(b)	04/10/17	126,000	125,826,120
Federation Des Caisses Desjardins, 144A	0.837	(b)	02/14/17	147,000	146,961,355
Federation Des Caisses Desjardins, 144A	0.837	(b)	02/24/17	100,000	99,954,333
General Electric Co.	0.591	(b)	02/03/17	37,000	36,998,243
General Electric Co.	0.591	(b)	02/06/17	175,000	174,983,170
General Electric Co.	0.591	(b)	02/07/17	182,000	181,979,474
Hennepin County Minnesota	0.720		02/23/17	20,000	20,000,200
Hennepin County Minnesota	0.750		02/13/17	25,000	25,000,750
Home Depot Inc., 144A	0.590	(b)	02/07/17	25,000	24,996,743
HSBC Bank PLC, 144A	1.281	(a)	02/06/17	176,300	176,317,983
ING US Funding LLC	0.766	(b)	02/01/17	63,000	62,998,803
ING US Funding LLC	1.208	(a)	07/18/17	33,000	33,006,534
ING US Funding LLC	1.216	(a)	05/31/17	112,000	112,051,856
ING US Funding LLC	1.257	(a)	05/15/17	100,000	100,071,000
International Business Machines Corp., 144A	0.663	(b)	02/01/17	35,000	34,999,424

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	25

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC, 144A	1.398	%(a)	02/02/17	177,100	$177,106,198
JPMorgan Securities LLC, 144A	1.405	(a)	10/06/17	133,000	133,185,136
KFW, 144A	0.765	(b)	02/01/17	109,000	108,998,847
KFW, 144A	0.807	(b)	02/08/17	103,000	102,990,775
KFW, 144A	0.866	(b)	03/27/17	85,000	84,902,734
KFW, 144A	0.969	(b)	04/10/17	206,000	205,677,816
KFW, 144A	0.969	(b)	04/26/17	98,200	98,002,222
KFW, 144A	0.969	(b)	04/27/17	49,000	48,899,800
KFW, 144A	0.979	(b)	05/02/17	25,000	24,945,211
Microsoft Corp., 144A	0.725	(b)	02/08/17	85,000	84,988,081
Microsoft Corp., 144A	0.836	(b)	04/04/17	125,000	124,840,312
Microsoft Corp., 144A	0.848	(b)	02/21/17	126,000	125,952,225
Microsoft Corp., 144A	0.877	(b)	03/28/17	100,000	99,890,022
National Australia Bank Ltd., 144A	1.241	(a)	02/03/17	177,100	177,108,678
Nestle Capital Corp., 144A	0.662	(b)	04/03/17	30,000	29,962,748
Nestle Capital Corp., 144A	0.662	(b)	04/04/17	50,000	49,936,737
Nestle Capital Corp., 144A	0.662	(b)	04/05/17	50,000	49,935,466
Nestle Capital Corp., 144A	0.743	(b)	03/14/17	100,000	99,922,533
Nestle Finance International Ltd.	0.654	(b)	03/06/17	46,000	45,972,152
Nestle Finance International Ltd.	0.661	(b)	03/07/17	30,000	29,981,217
Nestle Finance International Ltd.	0.702	(b)	04/03/17	100,000	99,875,828
Novartis Finance Corp., 144A	0.653	(b)	02/03/17	50,000	49,997,350
Novartis Finance Corp., 144A	0.673	(b)	02/07/17	50,000	49,993,778
Novartis Finance Corp., 144A	0.694	(b)	02/02/17	35,000	34,998,763
Novartis Finance Corp., 144A	0.712	(b)	03/01/17	30,000	29,984,074
Novartis Finance Corp., 144A	0.714	(b)	02/22/17	72,000	71,971,268
Ontario Teachers’ Finance Trust, 144A	0.921	(b)	02/23/17	16,000	15,991,761
Ontario Teachers’ Finance Trust, 144A	0.941	(b)	02/17/17	50,000	49,981,607
Ontario Teachers’ Finance Trust, 144A	1.207	(b)	06/01/17	40,000	39,831,676
Ontario Teachers’ Finance Trust, 144A	1.228	(b)	04/28/17	26,700	26,628,893
Ontario Teachers’ Finance Trust, 144A	1.237	(b)	05/26/17	71,000	70,721,483
Ontario Teachers’ Finance Trust, 144A	1.246	(a)	09/01/17	69,000	69,019,872
Ontario Teachers’ Finance Trust, 144A	1.259	(b)	03/01/17	32,000	31,977,367
Ontario Teachers’ Finance Trust, 144A	1.270	(b)	04/21/17	17,000	16,959,955
Ontario Teachers’ Finance Trust, 144A	1.270	(b)	07/06/17	50,000	49,713,567
Ontario Teachers’ Finance Trust, 144A	1.280	(b)	08/03/17	30,000	29,789,167
Ontario Teachers’ Finance Trust, 144A	1.286	(a)	03/06/17	63,500	63,531,750
Ontario Teachers’ Finance Trust, 144A	1.311	(a)	05/03/17	86,000	86,074,992
Ontario Teachers’ Finance Trust, 144A	1.416	(a)	03/29/17	60,000	60,053,820
Pepsico, Inc., 144A	0.641	(b)	03/10/17	35,000	34,975,432
Pepsico, Inc., 144A	0.651	(b)	03/16/17	12,000	11,990,188
Pepsico, Inc., 144A	0.661	(b)	03/17/17	75,000	74,937,187
Pepsico, Inc., 144A	0.672	(b)	04/04/17	64,000	63,918,240

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Province of Ontario	0.647	%(b)	02/01/17	104,000	$103,998,165
Province of Ontario	0.714	(b)	02/22/17	16,600	16,593,376
Province of Ontario	0.745	(b)	02/27/17	115,000	114,943,334
Province of Ontario	0.748	(b)	03/01/17	256,000	255,864,100
Province of Ontario	0.754	(b)	03/15/17	124,000	123,898,988
Province of Quebec, 144A	0.712	(b)	02/24/17	324,000	323,858,519
Province of Quebec, 144A	0.754	(b)	03/13/17	194,400	194,249,890
Province of Quebec, 144A	0.754	(b)	03/24/17	50,000	49,949,661
Province of Quebec, 144A	0.756	(b)	02/27/17	96,000	95,952,696
PSP Capital, Inc., 144A	0.818	(b)	02/02/17	96,000	95,996,608
PSP Capital, Inc., 144A	0.825	(b)	04/03/17	20,000	19,975,131
PSP Capital, Inc., 144A	0.825	(b)	04/10/17	46,000	45,932,641
PSP Capital, Inc., 144A	0.867	(b)	03/01/17	25,000	24,986,729
PSP Capital, Inc., 144A	0.877	(b)	03/03/17	67,000	66,961,806
PSP Capital, Inc., 144A	0.920	(b)	02/21/17	100,000	99,961,967
PSP Capital, Inc., 144A	0.928	(b)	03/06/17	42,000	41,973,543
PSP Capital, Inc., 144A	0.969	(b)	04/26/17	50,000	49,898,472
PSP Capital, Inc., 144A	1.000	(b)	04/19/17	65,000	64,884,799
PSP Capital, Inc., 144A	1.031	(b)	06/01/17	49,000	48,831,682
Roche Holdings, Inc., 144A	0.641	(b)	03/15/17	30,000	29,975,562
Roche Holdings, Inc., 144A	0.641	(b)	03/16/17	50,000	49,958,261
Siemens Capital Co. LLC, 144A	0.928	(b)	03/27/17	200,000	199,785,500
Swedbank AB	0.663	(b)	02/07/17	17,350	17,347,902
Texas A&M University	0.800		03/20/17	20,000	20,001,200
Texas A&M University	0.800		03/30/17	20,000	20,001,400
Texas Public Finance Authority	0.800		02/14/17	38,900	38,901,167
Texas Public Finance Authority	0.800		02/16/17	46,000	46,000,000
Total Capital Canada Ltd., 144A	0.735	(b)	02/03/17	68,000	67,996,510
Total Capital Canada Ltd., 144A	0.745	(b)	02/17/17	144,000	143,944,785
Toyota Credit Canada, Inc.	1.010	(b)	04/20/17	50,000	49,903,335
Toyota Motor Credit Corp.	1.065	(a)	02/01/17	167,400	167,402,511
Toyota Motor Credit Corp.	1.153	(a)	09/06/17	114,000	114,005,586
Toyota Motor Credit Corp.	1.199	(a)	09/25/17	117,000	117,001,755
Toyota Motor Credit Corp.	1.318	(a)	02/02/17	69,500	69,502,085
University of Texas Permanent Univ. Fund	0.720		02/22/17	20,000	20,000,000
University of Texas Permanent Univ. Fund	0.730		02/08/17	17,000	17,000,170
University of Texas System Board of Regents Revenue Financing	0.720		02/22/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	0.720		02/23/17	16,000	16,000,160
University of Texas System Board of Regents Revenue Financing	0.730		02/10/17	15,000	15,000,300

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	27

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
University of Texas System Board of Regents Revenue Financing	0.780%		03/21/17	15,000	$15,000,000
University of Texas System Board of Regents Revenue Financing	0.790		03/15/17	15,000	15,000,150
Wal-Mart Stores, Inc., 144A	0.581	(b)	02/06/17	50,000	49,995,008
Walt Disney Co., 144A	0.631	(b)	03/09/17	50,000	49,965,826
Westpac Banking Corp., 144A	1.277	(a)	01/12/18	87,000	86,998,260

TOTAL COMMERCIAL PAPER (cost $11,543,878,553)					11,545,472,308

CORPORATE BONDS 0.7%

Banks
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A, MTN	1.397	(a)	03/27/17	142,000	142,091,732
UBS AG, Sr. Unsec’d. Notes, MTN	1.491	(a)	06/01/17	12,000	12,015,936
Westpac Banking Corp., Sr. Unsec’d. Notes	1.241	(a)	05/19/17	27,000	27,025,191

TOTAL CORPORATE BONDS (cost $181,014,508)					181,132,859

MUNICIPAL BONDS 3.2%

Alaska 0.4%
Valdez Marine Term. Rev., Exxon Pipeline Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.570	(a)	10/01/25	36,975	36,975,000
Valdez Marine Term. Rev., ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.570	(a)	12/01/29	35,550	35,550,000
Valdez Marine Term. Rev., Exxon Pipeline Proj., Ser. B, Rfdg., FRDD (Mandatory put date 02/01/17)	0.580	(a)	12/01/33	36,600	36,600,000

					109,125,000

California 0.3%
California St. Muni. Fin. Auth. Rev., Chevron USA Recovery Zone, Ser. A, FRDD (Mandatory put date 02/01/17)	0.510	(a)	11/01/35	70,305	70,305,000
California Poll. Ctrl. Fin. Auth. Rev., ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.530	(a)	12/01/29	13,995	13,995,000

					84,300,000

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Illinois 0.2%
Illinois St. Fin. Auth. Rev., Northwestern Univ., Subser.C, FRDD (Mandatory put date 02/07/17)	0.640	%(a)	12/01/34	57,000	$57,000,000

Indiana 0.1%
Indiana St. Fin. Auth. Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 02/07/17)	0.620	(a)	11/15/33	26,175	26,175,000

Massachusetts 0.1%
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Institute of Tech., Ser. J-1, FRDD (Mandatory put date 02/07/17)	0.620	(a)	07/01/31	20,000	20,000,000

Mississippi 0.3%
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone Rev., Chevron USA, Inc.,
Ser. G, FRDD (Mandatory put date 02/01/17)	0.600	(a)	11/01/35	19,700	19,700,000
Ser. I, FRDD (Mandatory put date 02/01/17)	0.590	(a)	11/01/35	7,550	7,550,000
Ser. L, FRDD (Mandatory put date 02/01/17)	0.600	(a)	11/01/35	52,500	52,500,000

					79,750,000

Missouri 0.3%
Missouri St. Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth.,
Ser. C2, Rfdg., FRDD (Mandatory put date 02/07/17)	0.620	(a)	11/15/39	10,010	10,010,000
Ser. C3, Rfdg., FRDD (Mandatory put date 02/07/17)	0.680	(a)	11/15/39	41,250	41,250,000
Ser. C4, Rfdg., FRDD (Mandatory put date 02/07/17)	0.680	(a)	11/15/26	20,635	20,635,000

					71,895,000

New York 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 02/07/17)	0.730	(a)	11/15/32	25,000	25,000,000

Ohio 0.4%
Franklin Cnty. Hosp. Facs. Rev., Rfdg., FRDD (Mandatory put date 02/07/17)	0.630	(a)	11/15/33	33,985	33,985,000
Ohio State University (The) Rev.,
Ser. B, FRDD (Mandatory put date 02/07/17)	0.620	(a)	06/01/35	14,800	14,800,000
Ser. B-2, FRDD (Mandatory put date 02/07/17)	0.620	(a)	12/01/34	14,600	14,600,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	29

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Ohio (cont’d.)
Ohio State University (The) Rev., (cont’d.)
Ser. E, FRDD (Mandatory put date 02/07/17)	0.640	%(a)	06/01/35	36,890	$36,890,000

					100,275,000

Texas 0.9%
Gulf Coast Waste Disposal Auth. Rev., ExxonMobil Proj., FRDD (Mandatory put date 02/01/17)	0.580	(a)	12/01/25	15,000	15,000,000
Gulf Coast Waste Disposal Auth. Rev., ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.570	(a)	06/01/20	35,800	35,800,000
Lower Neches Vly. Auth. Indl. Dev., Corp. Rev., ExxonMobil Proj., FRDD (Mandatory put date 02/01/17)	0.550	(a)	11/01/38	83,550	83,550,000
University of Texas Rev., Financing System, Ser. B, Rfdg., FRDD (Mandatory put date 02/07/17)	0.640	(a)	08/01/33	85,145	85,145,000

					219,495,000

Utah 0.1%
Murray City Hosp. Facs. Rev., IHC Hlth. Svcs., Ser. B, FRDD (Mandatory put date 02/07/17)	0.620	(a)	05/15/36	34,100	34,100,000

TOTAL MUNICIPAL BONDS (cost $827,115,000)					827,115,000

REPURCHASE AGREEMENTS(c) 15.4%
BNP Paribas Securities Corp.,
0.54%, dated 01/31/17, due 02/01/17 in the amount of $910,013,650				910,000	910,000,000
0.56%, dated 01/31/17, due 02/01/17 in the amount of $300,004,667				300,000	300,000,000
Credit Agricole Corporate & Investment Bank,
0.52%, dated 01/27/17, due 02/03/17 in the amount of $281,028,412				281,000	281,000,000
0.53%, dated 01/25/17, due 02/01/17 in the amount of $294,530,350				294,500	294,500,000
0.53%, dated 01/26/17, due 02/02/17 in the amount of $280,028,856				280,000	280,000,000
0.54%, dated 01/31/17, due 02/01/17 in the amount of $650,009,750				650,000	650,000,000
Deutsche Bank Securities, Inc.,
0.54%, dated 01/31/17, due 02/01/17 in the amount of $253,459,802				253,456	253,456,000

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
REPURCHASE AGREEMENTS(c) (Continued)
HSBC Securities, Inc.,
0.53%, dated 01/31/17, due 02/01/17 in the amount of $200,002,944				200,000	$200,000,000
Merrill Lynch,
0.54%, dated 01/31/17, due 02/01/17 in the amount of $150,002,250				150,000	150,000,000
0.55%, dated 01/31/17, due 02/01/17 in the amount of $165,002,521				165,000	165,000,000
TD Securities (USA) LLC,
0.54%, dated 01/31/17, due 02/01/17 in the amount of $53,543,803				53,543	53,543,000
0.55%, dated 01/31/17, due 02/01/17 in the amount of $400,006,111				400,000	400,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,937,499,000)					3,937,499,000

TIME DEPOSITS 1.8%
Australia & New Zealand Banking Group Ltd.(d)	0.950%		02/22/17	125,000	125,000,000
Australia & New Zealand Banking Group Ltd.(d)	1.100		05/01/17	175,000	175,000,000
Bank of New York Mellon (The)	0.300		02/01/17	45,000	45,000,000
Credit Agricole Corporate & Investment Bank	0.560		02/01/17	57,257	57,257,000
Natixis SA	0.560		02/01/17	60,000	60,000,000

TOTAL TIME DEPOSITS (cost $462,257,000)					462,257,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 10.9%
Federal Home Loan Bank	0.467	(b)	02/08/17	1,000	999,922
Federal Home Loan Bank	0.529	(b)	03/06/17	35,000	34,983,620
Federal Home Loan Bank	0.534	(b)	03/14/17	287,550	287,382,933
Federal Home Loan Bank	0.536	(b)	03/10/17	91,000	90,952,316
Federal Home Loan Bank	0.536	(b)	04/28/17	115,000	114,854,410
Federal Home Loan Bank	0.538	(b)	03/29/17	466,000	465,630,462
Federal Home Loan Bank	0.539	(b)	03/17/17	65,000	64,959,505
Federal Home Loan Bank	0.539	(b)	03/21/17	239,000	238,837,480
Federal Home Loan Bank	0.539	(b)	03/22/17	460,000	459,680,760
Federal Home Loan Bank	0.539	(b)	04/03/17	81,000	80,927,262
Federal Home Loan Bank	0.539	(b)	04/17/17	41,000	40,954,736
Federal Home Loan Bank	0.767	(a)	03/17/17	212,900	212,963,870
Federal Home Loan Bank	0.770	(a)	02/26/18	5,000	5,010,700
Federal Home Loan Bank	0.856	(a)	08/01/17	186,800	187,161,458
Federal Home Loan Mortgage Corp.	0.782	(a)	04/20/17	216,700	216,822,436
Federal Home Loan Mortgage Corp.	0.816	(a)	04/27/17	283,900	284,089,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,785,380,361)					2,786,211,515

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	31

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bills	0.537	%(b)	02/16/17	96,000	$95,981,952
U.S. Treasury Notes	0.875		02/28/17	82,000	82,026,486

TOTAL U.S. TREASURY OBLIGATIONS (cost $178,008,394)					178,008,438

TOTAL INVESTMENTS 102.8% (cost $26,267,023,217)(Note 5)					26,271,817,341
Liabilities in excess of other assets (2.8)%					(715,021,399)

NET ASSETS 100.0%					$25,556,795,942

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Rate quoted represents yield-to-maturity at purchase date.
(c)	Repurchase agreements are collateralized by FFCB (coupon rates 1.300%-2.875%, maturity dates 11/25/19-11/14/36), FHLB (coupon rates 0.000%-5.500%, maturity dates 03/01/17-07/15/36), FHLMC (coupon rates 0.000%-7.000%, maturity dates 12/01/22-02/01/47), FNMA (coupon rates 0.875%-8.000%, maturity dates 04/01/17-01/01/47), GNMA (coupon rates 3.000%-7.000%, maturity dates 07/15/31-12/20/66) and U.S. Treasury Securities (coupon rates 0.000%-6.875%, maturity dates 05/15/17-11/15/44), with the aggregate value, including accrued interest, of $4,016,250,063.
(d)	Indicates a security that has been deemed illiquid; the aggregate value of $300,000,000 is approximately 1.2% of net assets. (unaudited)

See Notes to Financial Statements.

32

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,354,121,221	$—
Commercial Paper	—	11,545,472,308	—
Corporate Bonds	—	181,132,859	—
Municipal Bonds	—	827,115,000	—
Repurchase Agreements	—	3,937,499,000	—
Time Deposits	—	462,257,000	—
U.S. Government Agency Obligations	—	2,786,211,515	—
U.S. Treasury Obligations	—	178,008,438	—

Total	$—	$26,271,817,341	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows (unaudited):

Commercial Paper	45.2%
Certificates of Deposit	24.9
Repurchase Agreements	15.4
U.S. Government Agency Obligations	10.9
Municipal Bonds	3.2
Time Deposits	1.8
Corporate Bonds	0.7%
U.S. Treasury Obligations	0.7

102.8
Liabilities in excess of other assets	(2.8)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	33

Prudential Core Ultra Short Bond Fund

Portfolio of Investments (continued)

as of January 31, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$3,937,499,000	$(3,937,499,000)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

34

Prudential Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $22,329,524,217)	$22,334,318,341
Repurchase agreements (cost $3,937,499,000)	3,937,499,000
Interest receivable	13,617,532
Prepaid expenses	33,443

Total Assets	26,285,468,316

Liabilities
Payable for investments purchased	728,393,886
Management fee payable	174,172
Accrued expenses	64,996
Payable to custodian	22,324
Affiliated transfer agent fee payable	16,667
Dividends payable	329

Total Liabilities	728,672,374

Net Assets	$25,556,795,942

Net assets were comprised of:
Shares of beneficial interest, at par	$25,550,866
Paid-in capital in excess of par	25,526,407,190

25,551,958,056
Undistributed net investment income	43,762
Net unrealized appreciation on investments	4,794,124

Net assets, January 31, 2017	$25,556,795,942

Net asset value and redemption price per share ($25,556,795,942 ÷ 25,550,866,316 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	35

Prudential Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $9,431)	$186,290,362

Expenses
Management fee	2,091,229
Custodian and accounting fees (net of $2,100 fee credit)	190,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	103,000
Insurance expenses	73,000
Legal fees and expenses	31,000
Audit fee	29,000
Trustees’ fees	10,000
Shareholders’ reports	9,000
Miscellaneous	20,169

Total expenses	2,556,398

Net investment income (loss)	183,733,964

Realized Gain (Loss) on Investments
Net realized gain (loss) on investment transactions	2,468,601
Net change in unrealized appreciation (depreciation) on investments	4,794,124

Net gain (loss) on investment transactions	7,262,725

Net Increase (Decrease) In Net Assets Resulting From Operations	$190,996,689

See Notes to Financial Statements.

36

Prudential Core Ultra Short Bond Fund

Statement of Changes in Net Assets

	Year Ended January 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$183,733,964	$85,326,218
Net realized gain (loss) on investment transactions	2,468,601	731,698
Net change in unrealized appreciation (depreciation) on investments	4,794,124	—

Net increase (decrease) in net assets resulting from operations	190,996,689	86,057,916

Dividends from net investment income (Note 1)	(185,089,352)	(86,029,922)

Fund share transactions (Note 6)
Net proceeds from shares sold	212,364,591,387	322,681,351,489
Net asset value of shares issued in reinvestment of dividends	183,140,803	91,532,647
Cost of shares reacquired	(228,754,652,453)	(324,600,309,300)

Net increase (decrease) in net assets from Fund share transactions	(16,206,920,263)	(1,827,425,164)

Total increase (decrease)	(16,201,012,926)	(1,827,397,170)

Net Assets:
Beginning of year	41,757,808,868	43,585,206,038

End of year(a)	$25,556,795,942	$41,757,808,868

(a) Includes undistributed net investment income of:	$43,762	$43,637

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	37

Prudential Institutional Money Market Fund

Portfolio of Investments

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT 30.1%
Bank of America NA	1.172	%(a)	08/04/17	94,000	$93,994,172
Bank of America NA	1.168	(a)	08/16/17	61,500	61,494,281
Bank of America NA	1.325	(a)	02/15/17	81,000	81,021,141
Bank of America NA	1.361	(a)	04/03/17	34,000	34,029,308
Bank of America NA	1.271	(a)	05/02/17	70,000	69,996,640
Bank of Montreal	1.080		03/16/17	103,000	103,050,326
Bank of Montreal	1.383	(a)	03/10/17	33,700	33,721,770
Bank of Montreal	1.321	(a)	02/01/17	60,000	60,001,140
Bank of Montreal	1.317	(a)	04/20/17	25,000	24,995,500
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.020		04/18/17	52,000	52,010,395
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.366	(a)	04/27/17	96,000	96,074,496
BNP Paribas SA	1.213	(a)	07/10/17	122,000	122,037,210
Branch Banking & Trust Co.	0.760		03/09/17	49,000	49,004,464
Branch Banking & Trust Co.	0.750		03/06/17	67,000	67,005,541
Branch Banking & Trust Co.	0.710		02/01/17	170,000	169,999,813
Branch Banking & Trust Co.	0.960		04/11/17	35,000	35,010,367
Canadian Imperial Bank of Commerce	1.237	(a)	02/09/17	59,700	59,708,358
Canadian Imperial Bank of Commerce	1.266	(a)	03/28/17	8,000	7,998,880
Chase Bank USA NA	1.305	(a)	01/05/18	66,000	66,020,592
Citibank NA	1.060		04/03/17	26,000	26,013,697
Citibank NA	1.040		04/13/17	58,000	58,025,265
Citibank NA	0.890		02/14/17	58,000	58,000,000
Citibank NA	0.900		02/13/17	50,750	50,754,547
Citibank NA	0.900		03/01/17	81,000	81,016,200
Citibank NA	1.100		05/01/17	102,650	102,690,290
Cooperatieve Rabobank UA	1.293	(a)	04/11/17	23,000	23,018,262
Cooperatieve Rabobank UA	1.321	(a)	02/01/17	27,000	27,000,513
Cooperatieve Rabobank UA	1.000		03/30/17	5,500	5,501,450
Credit Agricole Corporate & Investment Bank	1.020		05/01/17	75,000	75,001,852
Credit Agricole Corporate & Investment Bank	0.920		02/21/17	147,000	147,019,066
Credit Agricole Corporate & Investment Bank	0.850		02/01/17	92,000	92,000,524
Mizuho Bank Ltd.	1.471	(a)	02/03/17	70,000	70,004,760
Natixis SA	0.900		02/17/17	146,000	146,010,235
Nordea Bank Finland PLC	1.441	(a)	04/21/17	63,200	63,270,910
Nordea Bank Finland PLC	1.446	(a)	09/06/17	74,000	74,136,900
Norinchukin Bank	0.900		02/10/17	80,000	80,004,472
Royal Bank of Canada	1.371	(a)	03/02/17	94,000	94,048,880
Skandinaviska Enskilda Banken AB	1.248	(a)	04/18/17	40,000	40,028,440
Skandinaviska Enskilda Banken AB	1.284	(a)	05/02/17	12,500	12,514,375
State Street Bank & Trust Co.	1.127	(a)	06/20/17	103,000	103,003,605
State Street Bank & Trust Co.	1.278	(a)	03/30/17	10,000	10,006,800
State Street Bank & Trust Co.	1.213	(a)	03/10/17	34,700	34,716,170
State Street Bank & Trust Co.	1.465	(a)	04/11/17	45,000	45,049,455

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CERTIFICATES OF DEPOSIT (Continued)
State Street Bank & Trust Co.	1.474	%(a)	04/18/17	46,000	$46,053,222
Sumitomo Mitsui Banking Corp.	1.100		04/18/17	69,000	69,020,852
Sumitomo Mitsui Trust Bank Ltd.	0.970		03/06/17	24,000	24,005,254
Sumitomo Mitsui Trust Bank Ltd.	1.080		04/26/17	40,000	40,006,768
Svenska Handelsbanken AB	1.313	(a)	05/11/17	67,000	67,059,563
Svenska Handelsbanken AB	1.336	(a)	02/09/17	70,700	70,711,666
Svenska Handelsbanken AB	1.308	(a)	05/15/17	72,000	72,067,392
Svenska Handelsbanken AB	1.298	(a)	05/18/17	61,000	61,055,815
Svenska Handelsbanken AB	1.441	(a)	04/21/17	5,100	5,105,630
Toronto-Dominion Bank (The)	1.311	(a)	05/19/17	56,900	56,964,013
Toronto-Dominion Bank (The)	1.321	(a)	02/01/17	45,000	45,000,855
Toronto-Dominion Bank (The)	0.900		02/17/17	200,000	200,019,700
UBS AG	1.401	(a)	02/03/17	57,000	57,003,534
UBS AG	1.401	(a)	02/02/17	15,000	15,000,630
Wells Fargo Bank NA	0.900		03/01/17	123,000	123,024,661
Wells Fargo Bank NA	1.226	(a)	08/07/17	25,000	25,006,625
Wells Fargo Bank NA, Cert of Deposit	1.273	(a)	02/06/17	63,200	63,206,383
Wells Fargo Bank NA	1.428	(a)	10/04/17	70,000	70,066,080
Wells Fargo Bank NA	1.286	(a)	03/01/17	5,600	5,602,458
Wells Fargo Bank NA	1.423	(a)	04/13/17	94,900	94,997,652
Westpac Banking Corp.	1.120		03/17/17	24,000	24,010,109

TOTAL CERTIFICATES OF DEPOSIT (cost $4,039,762,907)					4,040,999,924

COMMERCIAL PAPER 44.8%
ABN AMRO Funding USA LLC, 144A	0.900	(b)	02/16/17	66,700	66,673,974
ABN AMRO Funding USA LLC, 144A	0.938	(b)	03/07/17	32,000	31,972,061
ABN AMRO Funding USA LLC, 144A	1.154	(b)	03/16/17	46,000	45,948,669
ABN AMRO Funding USA LLC, 144A	1.082	(b)	04/06/17	28,000	27,950,961
ABN AMRO Funding USA LLC, 144A	1.238	(b)	05/10/17	15,000	14,952,192
Apple, Inc., 144A	0.704	(b)	02/07/17	60,000	59,991,870
Apple, Inc., 144A	0.733	(b)	03/01/17	53,000	52,969,302
Apple, Inc., 144A	0.761	(b)	03/14/17	76,000	75,935,096
Apple, Inc., 144A	0.815	(b)	04/03/17	116,000	115,849,768
Apple, Inc., 144A	0.795	(b)	04/04/17	50,000	49,934,115
Bank of New York Mellon (The)	0.918	(b)	04/10/17	49,000	48,925,432
Bank of New York Mellon (The)	0.918	(b)	04/13/17	96,000	95,844,096
Bank of Nova Scotia, 144A	1.268	(a)	02/17/17	31,600	31,608,374
Bank of Nova Scotia, 144A	1.322	(a)	05/12/17	46,800	46,853,118
BASF SE, 144A	0.897	(b)	03/27/17	70,000	69,921,719
BMW US Capital LLC, 144A	0.690	(b)	02/09/17	35,000	34,994,120
BMW US Capital LLC, 144A	0.690	(b)	03/02/17	25,000	24,985,625
BMW US Capital LLC, 144A	0.774	(b)	03/07/17	15,000	14,989,821

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	39

Prudential Institutional Money Market Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
BMW US Capital LLC, 144A	0.774	%(b)	03/13/17	35,000	$34,971,779
BMW US Capital LLC, 144A	0.774	(b)	03/14/17	20,000	19,983,434
BMW US Capital LLC, 144A	0.774	(b)	03/16/17	20,000	19,982,572
BMW US Capital LLC, 144A	0.774	(b)	04/03/17	35,000	34,954,671
Caisse Centrale Desjardins du Quebec, 144A	0.848	(b)	02/06/17	51,000	50,992,615
Canadian Imperial Bank of Commerce, 144A	1.227	(a)	07/20/17	150,000	150,034,650
Cargill, Inc., 144A	0.632	(b)	02/07/17	15,000	14,998,163
CDP Financial, Inc., 144A	1.187	(b)	04/24/17	16,000	15,968,718
CDP Financial, Inc., 144A	1.248	(b)	04/20/17	19,800	19,764,198
CDP Financial, Inc., 144A	1.176	(b)	04/12/17	10,000	9,984,696
CDP Financial, Inc., 144A	1.258	(b)	03/13/17	19,700	19,684,788
CDP Financial, Inc., 144A	1.044	(b)	02/16/17	15,000	14,995,680
CDP Financial, Inc., 144A	1.044	(b)	02/13/17	23,000	22,994,643
CDP Financial, Inc., 144A	1.180	(b)	02/07/17	30,000	29,996,268
CDP Financial, Inc., 144A	0.838	(b)	02/17/17	12,000	11,996,322
Commonwealth Bank of Australia, 144A	1.420	(a)	04/20/17	58,700	58,762,868
Commonwealth Bank of Australia, 144A	1.233	(a)	02/02/17	55,600	55,601,779
CPPIB Capital, Inc., 144A	0.743	(b)	03/07/17	66,000	65,957,140
CPPIB Capital, Inc., 144A	0.866	(b)	04/12/17	73,000	72,888,281
CPPIB Capital, Inc., 144A	0.866	(b)	04/13/17	44,250	44,180,793
CPPIB Capital, Inc., 144A	0.866	(b)	04/19/17	25,000	24,955,692
DNB Bank ASA, 144A	1.432	(a)	04/26/17	11,100	11,112,521
DNB Bank ASA, 144A	1.256	(a)	04/21/17	33,000	33,023,694
DNB Bank ASA, 144A	1.269	(a)	05/19/17	25,000	25,018,075
DNB Bank ASA, 144A	1.383	(a)	03/10/17	40,000	40,025,840
Export Development Canada	0.733	(b)	04/10/17	67,000	66,907,540
Federation Des Caisses Desjardins du Quebec, 144A	0.837	(b)	02/14/17	80,500	80,478,837
Federation Des Caisses Desjardins du Quebec, 144A	0.837	(b)	02/24/17	50,000	49,977,165
General Electric Co.	0.591	(b)	02/06/17	95,000	94,990,861
General Electric Co.	0.591	(b)	02/07/17	100,000	99,988,722
Hennepin County Minnesota	0.720		02/23/17	17,500	17,500,175
Hennepin County Minnesota	0.750		02/13/17	15,000	15,000,450
HSBC Bank PLC, 144A	1.281	(a)	02/06/17	59,700	59,706,089
Hydro-Quebec, 144A	0.650	(b)	02/15/17	30,100	30,091,886
ING US Funding LLC	1.216	(a)	05/31/17	9,000	9,004,167
ING US Funding LLC	1.257	(a)	05/15/17	59,000	59,041,890
ING US Funding LLC	1.341		05/03/17	47,700	47,745,220
ING US Funding LLC	1.208	(a)	07/18/17	14,000	14,002,772
International Business Machines Corp., 144A	0.663	(b)	02/01/17	15,000	14,999,753
JPMorgan Securities LLC, 144A	1.398	(a)	02/02/17	59,900	59,902,096
JPMorgan Securities LLC, 144A	1.405	(a)	10/06/17	72,000	72,100,224
KFW, 144A	0.765	(b)	02/01/17	60,000	59,999,364
KFW, 144A	0.807	(b)	02/08/17	97,000	96,991,309

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
KFW, 144A	0.969	%(b)	04/10/17	90,700	$90,558,145
KFW, 144A	0.969	(b)	04/27/17	58,000	57,881,396
KFW, 144A	0.979	(b)	05/02/17	50,000	49,890,420
Microsoft Corp., 144A	0.725	(b)	02/08/17	51,000	50,992,850
Microsoft Corp., 144A	0.848	(b)	02/21/17	12,000	11,995,450
Microsoft Corp., 144A	0.877	(b)	03/28/17	25,000	24,972,505
Microsoft Corp., 144A	0.836	(b)	04/04/17	164,000	163,790,490
National Australia Bank Ltd., 144A	1.241	(a)	02/03/17	59,900	59,902,935
Nestle Capital Corp., 144A	0.731	(b)	03/13/17	73,000	72,945,046
Nestle Capital Corp., 144A	0.662	(b)	04/03/17	20,000	19,975,166
Nestle Finance International Ltd.	0.654	(b)	03/06/17	20,000	19,987,892
Nestle Finance International Ltd.	0.661	(b)	03/07/17	20,000	19,987,478
Nestle Finance International Ltd.	0.702	(b)	04/03/17	75,000	74,906,872
Nestle Finance International Ltd.	0.671	(b)	04/06/17	25,000	24,967,095
Novartis Finance Corp., 144A	0.694	(b)	02/02/17	15,000	14,999,471
Novartis Finance Corp., 144A	0.653	(b)	02/03/17	60,000	59,996,820
Novartis Finance Corp., 144A	0.680	(b)	02/13/17	35,000	34,991,848
Novartis Finance Corp., 144A	0.680	(b)	02/14/17	50,000	49,987,440
Novartis Finance Corp., 144A	0.701	(b)	02/21/17	30,000	29,988,591
Novartis Finance Corp., 144A	0.714	(b)	02/22/17	15,000	14,994,014
Novartis Finance Corp., 144A	0.712	(b)	03/01/17	25,000	24,986,727
Omaha Public Power District	0.700		02/08/17	10,000	10,000,100
Ontario Teacher Financial Trust, 144A	0.801	(b)	02/16/17	20,000	19,993,084
Ontario Teacher Financial Trust, 144A	0.952	(b)	03/30/17	30,000	29,954,712
Ontario Teacher Financial Trust, 144A	1.207	(b)	06/01/17	10,000	9,957,919
Ontario Teacher Financial Trust, 144A	1.270	(b)	07/06/17	30,000	29,828,139
Ontario Teacher Financial Trust, 144A	1.246	(a)	09/01/17	30,000	30,008,640
Ontario Teacher Financial Trust, 144A	1.286	(a)	03/06/17	21,500	21,510,750
Ontario Teacher Financial Trust, 144A	1.311	(a)	05/03/17	12,000	12,010,464
Ontario Teacher Financial Trust, 144A	1.416	(a)	03/29/17	40,000	40,035,880
Ontario Teacher Financial Trust, 144A	1.237	(b)	05/26/17	45,750	45,570,532
Ontario Teacher Financial Trust, 144A	1.228	(b)	04/28/17	12,000	11,968,042
Ontario Teacher Financial Trust, 144A	1.270	(b)	04/21/17	57,000	56,865,731
Ontario Teacher Financial Trust, 144A	1.259	(b)	03/01/17	15,000	14,989,391
Ontario Teacher Financial Trust, 144A	0.921	(b)	02/23/17	9,000	8,995,366
Pepsico, Inc., 144A	0.641	(b)	03/10/17	15,000	14,989,471
Pepsico, Inc., 144A	0.651	(b)	03/16/17	48,000	47,960,750
Pepsico, Inc., 144A	0.672	(b)	04/04/17	34,000	33,956,565
Province of Ontario	0.647	(b)	02/01/17	57,750	57,748,984
Province of Ontario	0.745	(b)	02/27/17	65,000	64,967,974
Province of Ontario	0.748	(b)	03/01/17	137,600	137,526,948
Province of Ontario	0.754	(b)	03/15/17	82,000	81,933,203
Province of Quebec, 144A	0.712	(b)	02/24/17	178,000	177,922,267

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	41

Prudential Institutional Money Market Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
Province of Quebec, 144A	0.756	%(b)	02/27/17	54,000	$53,973,394
Province of Quebec, 144A	0.754	(b)	03/13/17	100,000	99,922,780
PSP Capital, Inc., 144A	0.877	(b)	03/03/17	33,000	32,981,187
PSP Capital, Inc., 144A	0.867	(b)	03/01/17	25,000	24,986,727
PSP Capital, Inc., 144A	0.818	(b)	02/02/17	54,000	53,998,094
PSP Capital, Inc., 144A	0.920	(b)	02/21/17	25,000	24,990,492
PSP Capital, Inc., 144A	0.741	(b)	02/23/17	50,000	49,979,110
PSP Capital, Inc., 144A	0.928	(b)	03/06/17	57,400	57,363,844
PSP Capital, Inc., 144A	0.825	(b)	04/03/17	15,000	14,981,349
PSP Capital, Inc., 144A	0.825	(b)	04/10/17	19,000	18,972,178
PSP Capital, Inc., 144A	1.000	(b)	04/19/17	20,000	19,964,554
PSP Capital, Inc., 144A	1.031	(b)	06/01/17	10,000	9,965,649
Roche Holdings, Inc., 144A	0.641	(b)	03/15/17	50,000	49,959,269
Roche Holdings, Inc., 144A	0.631	(b)	03/17/17	20,000	19,982,875
Siemens Capital Co. LLC, 144A	0.928	(b)	03/27/17	132,000	131,858,430
Texas A&M University	0.800		03/30/17	9,992	9,992,699
Texas A&M University	0.800		03/20/17	10,000	10,000,600
Texas Public Finance Authority	0.800		02/14/17	20,000	20,000,600
Texas Public Finance Authority	0.800		02/16/17	23,000	23,000,000
Total Capital Canada Ltd., 144A	0.735	(b)	02/03/17	30,000	29,998,461
Total Capital Canada Ltd., 144A	0.745	(b)	02/17/17	80,500	80,469,136
Toyota Credit Canada, Inc.	0.992	(b)	04/21/17	50,000	49,901,890
Toyota Credit Canada, Inc.	0.992	(b)	04/24/17	7,000	6,985,621
Toyota Motor Credit Corp.	1.065	(a)	09/06/17	69,000	69,003,381
Toyota Motor Credit Corp.	1.318	(a)	02/02/17	23,500	23,500,705
Toyota Motor Credit Corp.	1.065	(a)	02/01/17	56,600	56,600,849
Toyota Motor Credit Corp.	1.199	(a)	09/25/17	64,000	64,000,960
University of Texas Permanent Univ. Fund	0.730		02/15/17	15,000	15,000,450
University of Texas Permanent Univ. Fund	0.730		02/14/17	25,000	25,000,750
University of Texas Permanent Univ. Fund	0.720		02/23/17	13,000	13,000,130
University of Texas System Board of Regents Revenue Financing	0.720		02/23/17	9,000	9,000,090
University of Texas System Board of Regents Revenue Financing	0.720		02/22/17	8,000	8,000,000
University of Texas System Board of Regents Revenue Financing	0.730		02/08/17	23,000	23,000,230
University of Texas System Board of Regents Revenue Financing	0.730		02/16/17	6,000	6,000,060
University of Texas System Board of Regents Revenue Financing	0.730		02/10/17	10,000	10,000,200
University of Texas System Board of Regents Revenue Financing	0.710		02/03/17	25,000	25,000,250

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL PAPER (Continued)
University of Texas System Board of Regents Revenue Financing	0.780	%(a)	03/14/17	15,000	$15,000,150
Wal-Mart Stores, Inc., 144A	0.581	(b)	02/06/17	50,000	49,995,008
Walt Disney Co., 144A	0.631	(b)	03/10/17	19,900	19,886,031

TOTAL COMMERCIAL PAPER (cost $6,018,370,020)					6,019,170,459

CORPORATE BONDS 1.2%

Banks
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, 144A, MTN	1.397	(a)	03/27/17	48,000	48,031,008
ING Bank NV, Sr. Unsec’d. Notes, 144A	3.750		03/07/17	25,000	25,059,750
Nordea Bank AB, Sr. Unsec’d. Notes, 144A	3.125		03/20/17	5,000	5,014,830
Royal Bank of Canada, Sr. Unsec’d. Notes, GMTN	1.141	(a)	02/03/17	31,600	31,600,000
UBS AG, Sr. Unsec’d. Notes, MTN	1.491	(a)	06/01/17	38,000	38,050,464
Westpac Banking Corp., Sr. Unsec’d. Notes	1.241	(a)	05/19/17	17,000	17,015,861

TOTAL CORPORATE BONDS (cost $164,723,369)					164,771,913

MUNICIPAL BONDS 4.1%

Alaska 0.4%
Valdez Marine Term Rev. Exxon Mobil Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.570	(a)	10/01/25	33,700	33,700,000
Valdez Marine Term Rev. Exxon Mobil Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.570	(a)	12/01/29	5,650	5,650,000
Valdez Marine Term Rev. Exxon Mobil Proj., Rfdg., FRDD (Mandatory put date 02/01/17)	0.580	(a)	12/01/33	10,000	10,000,000

					49,350,000

California 0.3%
California St. Muni. Fin. Auth. Rev., Chevron USA Recovery Zone, Ser. A, FRDD (Mandatory put date 02/01/17)	0.510	(a)	11/01/35	40,300	40,300,000

Illinois 0.3%
Illinois Fin. Auth. Rev., Northwestern Univ., Subser. C, FRDD (Mandatory put date 02/07/17)	0.640	(a)	12/01/34	42,900	42,900,000

Indiana 0.2%
Indiana St., Fin. Auth., Rev., Ascension Hlth., Rfdg., FRDD (Mandatory put date 02/07/17)	0.680	(a)	11/15/33	20,000	20,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	43

Prudential Institutional Money Market Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Mississippi 0.4%
Mississippi St. Bus. Fin. Commis. Gulf Opportunity Zone. Rev., Chevron USA, Inc.,
Ser. G, FRDD (Mandatory put date 02/01/17)	0.600	%(a)	11/01/35	39,700	$39,700,000
Ser. L, FRDD (Mandatory put date 02/01/17)	0.600	(a)	11/01/35	10,000	10,000,000
Ser. D, FRDD (Mandatory put date 02/01/17)	0.580	(a)	12/01/30	2,200	2,200,000

					51,900,000

Missouri 0.2%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C2, Rfdg., FRDD (Mandatory put date 02/07/17)	0.620	(a)	11/15/39	10,000	10,000,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C3, Rfdg., FRDD (Mandatory put date 02/07/17)	0.680	(a)	11/15/39	6,500	6,500,000
Missouri St., Hlth. & Edl. Facs. Auth., Rev., Ascension Hlth., Ser. C4, Rfdg., FRDD (Mandatory put date 02/07/17)	0.680	(a)	11/15/26	15,940	15,940,000

					32,440,000

New York 0.2%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 02/07/17)	0.730	(a)	11/15/32	28,035	28,035,000

Ohio 0.3%
Franklin Cnty. Hosp. Facs., Rev., Rfdg., FRDD (Mandatory put date 02/07/17)	0.630	(a)	11/15/33	34,000	34,000,000
Ohio State University (The) Rev., Ser. B-2, FRDD (Mandatory put date 02/07/17)	0.620	(a)	12/01/34	10,000	10,000,000

					44,000,000

Texas 1.6%
Gulf Coast Waste Disposal Auth. Rev. ExxonMobil Proj., FRDD (Mandatory put date 02/01/17)	0.580	(a)	12/01/25	10,000	10,000,000
Gulf Coast Waste Disposal Auth. Rev. ExxonMobil Proj., FRDD (Mandatory put date 02/01/17)	0.570	(a)	06/01/20	10,000	10,000,000
Gulf Coast Waste Disposal Auth. Rev. ExxonMobil Proj., FRDD (Mandatory put date 02/01/17)	0.570	(a)	10/01/24	24,250	24,250,000
Gulf Coast Waste Disposal Auth. Rev. ExxonMobil Proj., FRDD (Mandatory put date 02/01/17)	0.580	(a)	09/01/25	24,600	24,600,000

See Notes to Financial Statements.

44

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Lower Neches Vly. TX, Auth. Indl. Dev., Rev. ExxonMobil Proj., FRDD (Mandatory put date 02/07/17)	0.550	%(a)	11/01/38	26,600	$26,600,000
University of Texas Rev. Financing System,
Ser. B, Rfdg., FRDD (Mandatory put date 02/07/17)	0.680	(a)	08/01/45	47,750	47,750,000
Ser. B, Rfdg., FRDD (Mandatory put date 02/07/17)	0.640	(a)	08/01/33	71,960	71,960,000

					215,160,000

Utah 0.2%
Murray City Hosp. Facs. Rev., IHC Hlth. Svcs., Ser. B, FRDD (Mandatory call date 02/07/17)	0.620	(a)	05/15/36	25,000	25,000,000

TOTAL MUNICIPAL BONDS (cost $549,085,000)					549,085,000

REPURCHASE AGREEMENTS(c) 12.0%
BNP Paribas Securities Corp., 0.56%, dated 01/31/17, due 02/01/17 in the amount of $200,003,111				200,000	200,000,000
Credit Agricole Corporate & Investment Bank:
0.53%, dated 01/25/17, due 02/01/17 in the amount of $160,016,489				160,000	160,000,000
0.54%, dated 01/31/17, due 02/01/17 in the amount of $349,047,236				349,042	349,042,000
0.53%, dated 01/26/17, due 02/02/17 in the amount of $151,015,561				151,000	151,000,000
0.52%, dated 01/27/17, due 02/03/17 in the amount of $152,015,369				152,000	152,000,000
Deutsche Bank Securities, Inc., 0.54%, dated 01/31/17, due 02/01/17 in the amount of $246,547,698				246,544	246,544,000
HSBC Securities, Inc., 0.53%, dated 01/31/17, due 02/01/17 in the amount of $100,001,472				100,000	100,000,000
RBS Securities, Inc., 0.54%, dated 01/31/17, due 02/01/17 in the amount of $50,000,750				50,000	50,000,000
TD Securities (USA) LLC, 0.55%, dated 01/31/17, due 02/01/17 in the amount of $200,003,056				200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS (cost $1,608,586,000)					1,608,586,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	45

Prudential Institutional Money Market Fund

Portfolio of Investments (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS 10.5%
Federal Home Loan Bank	0.467	%(b)	02/08/17	3,000	$2,999,766
Federal Home Loan Bank	0.529	(b)	03/06/17	15,000	14,992,980
Federal Home Loan Bank	0.534	(b)	03/14/17	153,000	152,911,107
Federal Home Loan Bank	0.536	(b)	03/10/17	53,000	52,972,228
Federal Home Loan Bank	0.536	(b)	04/28/17	70,000	69,911,380
Federal Home Loan Bank	0.538	(b)	03/29/17	333,000	332,735,931
Federal Home Loan Bank	0.539	(b)	03/17/17	35,000	34,978,195
Federal Home Loan Bank	0.539	(b)	03/22/17	232,000	231,838,992
Federal Home Loan Bank	0.539	(b)	03/21/17	129,700	129,611,804
Federal Home Loan Bank	0.539	(b)	04/03/17	44,000	43,960,488
Federal Home Loan Bank	0.539	(b)	04/17/17	23,000	22,974,608
Federal Home Loan Bank	0.767	(a)	03/17/17	72,100	72,121,630
Federal Home Loan Bank	0.770	(a)	02/26/18	25,000	25,053,500
Federal Home Loan Bank	0.856	(a)	08/01/17	63,200	63,322,292
Federal Home Loan Mortgage Corp.	0.782	(a)	04/20/17	73,300	73,341,414
Federal Home Loan Mortgage Corp.	0.816	(a)	04/27/17	96,100	96,164,195

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,419,580,312)					1,419,890,510

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bills	0.537	(b)	02/16/17	53,000	52,990,036
U.S. Treasury Notes	0.875		02/28/17	44,750	44,764,454

TOTAL U.S. TREASURY OBLIGATIONS (cost $97,754,447)					97,754,490

TOTAL INVESTMENTS 103.4% (cost $13,897,862,055)(Note 5)					13,900,258,296
Liabilities in excess of other assets (3.4)%					(462,191,196)

NET ASSETS 100.0%					$13,438,067,100

The following abbreviations are used in the annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.

See Notes to Financial Statements.

46

(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Repurchase agreements are collateralized by FHLMC (coupon rates 2.240%-6.000%, maturity dates 05/01/26-01/01/47), FNMA (coupon rates 2.500%-7.500%, maturity dates 05/01/18-01/01/47), GNMA (coupon rates 2.500%-6.000%, maturity dates 01/20/28-01/20/47), and U.S. Treasury Notes (coupon rate 0.000%-3.125%, maturity dates 04/15/17-02/15/26), with the aggregate value, including accrued interest, of $1,640,765,226.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,040,999,924	$—
Commercial Paper	—	6,019,170,459	—
Corporate Bonds	—	164,771,913	—
Municipal Bonds	—	549,085,000	—
Repurchase Agreements	—	1,608,586,000	—
U.S. Government Agency Obligations	—	1,419,890,510	—
U.S. Treasury Obligations	—	97,754,490	—

Total	$—	$13,900,258,296	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	47

Prudential Institutional Money Market Fund

Portfolio of Investments (continued)

as of January 31, 2017

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows (unaudited):

Commercial Paper	44.8%
Certificates of Deposit	30.1
Repurchase Agreements	12.0
U.S. Government Agency Obligations	10.5
Municipal Bonds	4.1
Corporate Bonds	1.2%
U.S. Treasury Obligations	0.7

103.4
Liabilities in excess of other assets	(3.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$1,608,586,000	$(1,608,586,000)	$ —

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

48

Prudential Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $12,289,276,055)	$12,291,672,296
Repurchase agreements (cost $1,608,586,000)	1,608,586,000
Interest receivable	8,401,371
Prepaid expenses	541

Total assets	13,908,660,208

Liabilities
Payable for investments purchased	469,624,965
Management fee payable	760,282
Accrued expenses	177,770
Payable to custodian	13,424
Affiliated transfer agent fee payable	16,667

Total liabilities	470,593,108

Net Assets	$13,438,067,100

Net assets were comprised of:
Shares of beneficial interest, at par	$13,435,607
Paid-in capital in excess of par	13,422,236,881

13,435,672,488
Distributions in excess of net investment income	(1,002)
Accumulated net realized loss on investment transactions	(627)
Net unrealized appreciation on investments	2,396,241

Net assets, January 31, 2017	$13,438,067,100

Class B
Net asset value, offering price and redemption price per share, ($13,438,067,100 ÷ 13,435,607,325 shares of beneficial interest issued and outstanding)	$1.0002

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	49

Prudential Institutional Money Market Fund

Statement of Operations

July 19, 2016* through January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$46,193,652

Expenses
Management fee	10,167,284
Custodian and accounting fees	322,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	60,000
Legal fees and expenses	29,000
Audit fee	25,000
Shareholders’ reports	15,000
Directors’ fees	5,000
Miscellaneous	8,259

Total expenses	10,631,543
Less: Management fee waiver and/or expense reimbursement	(5,885,035)

Net expenses	4,746,508

Net investment income (loss)	41,447,144

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	52,926
Net change in unrealized appreciation (depreciation) on investments	2,396,241

Net gain (loss) on investment transactions	2,449,167

Net Increase (Decrease) In Net Assets Resulting From Operations	$43,896,311

*	Commencement of operations

See Notes to Financial Statements.

50

Prudential Institutional Money Market Fund

Statement of Changes in Net Assets

July 19, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,447,144
Net realized gain (loss) on investment transactions	52,926
Net change in unrealized appreciation (depreciation) on investments	2,396,241

Net increase (decrease) in net assets resulting from operations	43,896,311

Dividends from net investment income (Note 1)	(41,501,699)

Fund share transactions (Note 6)
Net proceeds from shares sold	50,021,288,462
Net asset value of shares issued in reinvestment of dividends	41,633,301
Cost of shares reacquired	(36,627,249,275)

Net increase (decrease) in net assets from Fund share transactions	13,435,672,488

Total increase (decrease)	13,438,067,100

Net Assets:
Beginning of period	—

End of period	$13,438,067,100

*	Commencement of operations

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	51

Notes to Financial Statements

Prudential Investment Portfolios 2 (the “Core Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”).

The Core Fund consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Prudential Core Ultra Short Bond Fund (formerly, the “Prudential Core Taxable Money Market Fund”) (the “Ultra Short Bond Fund”) and the Prudential Institutional Money Market Fund (the “Institutional Money Market Fund”) (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Institutional Money Market Fund commenced operations on July 19, 2016. Shares of the Funds are not registered under the Securities Act of 1933, as amended.

Pursuant to investment policy changes approved by the Board of Trustees at its meeting in September 2015, on March 30, 2016 the Ultra Short Bond Fund changed its name from Prudential Core Taxable Money Market Fund to Prudential Core Ultra Short Bond Fund and commenced being managed as an Ultra-Short Bond Fund (the “Repositioning”). Pursuant to the Repositioning, the Ultra Short Bond Fund adopted new investment policies and strategies and is no longer subject to the requirements of Rule 2a-7 under the 1940 Act. As a result, the Ultra Short Bond Fund was no longer permitted to transact with a stable net asset value (“NAV”) and was required to move to a fluctuating NAV. Following the Repositioning, Ultra Short Bond Fund continues to invest in a diversified portfolio of short-term debt obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, companies or foreign governments, and municipal bonds and notes, and other debt obligations issued or guaranteed by the U.S. Government and government-related entities. The Repositioning did not result in any changes to the Ultra Short Bond Fund’s investment objective, subadviser, benchmark, or portfolio management team. While the Ultra Short Bond Fund is no longer subject to Rule 2a-7 and does not maintain a stable NAV, it is currently intended that the Ultra Short Bond Fund will continue to abide by appropriate limits relating to credit quality, liquidity, and maturity.

Pursuant to changes to Rule 2a-7 under the 1940 Act adopted by the Securities and Exchange Commission which became mandatory on October 14, 2016, the Institutional

52

Money Market Fund implemented several revisions to its investment policies, as discussed below:

Floating Net Asset Value (NAV): Prior to October 11, 2016, shares of the Institutional Money Market Fund were sold and redeemed at a stable NAV. To comply with Rule 2a-7, the Institutional Money Market Fund was no longer permitted to sell and redeem shares at a stable NAV and as of October 11, 2016 the Fund moved to a fluctuating or floating NAV that will be rounded to the fourth decimal place.

Eligible Securities: Prior to October 14, 2016, the Institutional Money Market Fund was permitted to invest only in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (“NRSROs”) or determined by the Subadviser to be of comparable quality to securities having such ratings. In order to comply with Rule 2a-7, as of October 14, 2016 the Institutional Money Market Fund was permitted to invest only in “eligible securities,” which are securities that have been determined by the Subadviser (the Board of Trustees has delegated such power to the Subadviser through Prudential Investments LLC, the Manager) to present minimal credit risks to the Institutional Money Market Fund, based on the Subadviser’s consideration of a number of factors, including, to the extent appropriate but not limited to: financial condition, sources of liquidity, ability to react to market-wide and issuer- or guarantor-specific events, positions within the industry, and industry strength.

Liquidity Fees/Redemption Gates: To comply with Rule 2a-7, effective as of October 14, 2016, the Institutional Money Market Fund implemented the following policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Institutional Money Market Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board of Trustees. If the weekly liquid assets of the Institutional Money Market Fund fall below 30% of its total assets, the Board of Trustees, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Institutional Money Market Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Institutional Money Market Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board of Trustees determines that not doing so is in the best interests of the Institutional Money Market Fund.

The investment objective of the Ultra Short Bond Fund and Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with relative stability of principal.

Note 1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946

Prudential Investment Portfolios 2	53

Notes to Financial Statements (continued)

Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

54

Effective March 30, 2016 and October 11, 2016, the Ultra Short Bond Fund’s and Institutional Money Market Fund’s fixed income securities are being valued per the policy stated above, respectively. Through March 29, 2016 and October 10, 2016, the Ultra Short Bond Fund, which was operating as a money market fund, and Institutional Money Market Fund valued its securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Ultra Short Bond Fund and Institutional Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted

Prudential Investment Portfolios 2	55

Notes to Financial Statements (continued)

above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Funds may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons positioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Swap Agreements: The Short-Term Bond Fund entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with the counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains

56

(losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Short-Term Bond Fund used interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Core Fund, on behalf of the Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case,

Prudential Investment Portfolios 2	57

Notes to Financial Statements (continued)

upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2017, the Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

58

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Dividends and Distributions: The Institutional Money Market Fund and Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed (overdistributed) net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxpaying entity. It is the Ultra Short Bond Fund and the Short-Term Bond Fund’s policy to continue to meet, and the Institutional Money Market Fund to meet, the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Under a management agreement with the Core Funds, PI manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PI

Prudential Investment Portfolios 2	59

Notes to Financial Statements (continued)

has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Core Fund. PGIM, Inc. is obligated to keep certain books and records of the Core Fund. For its services on the Ultra Short Bond Fund and Short Term Bond Fund, PGIM, Inc. is reimbursed by PI for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PI. PI pays for the services of PGIM, Inc. on the Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Ultra Short Bond Fund and Short Term Bond Fund reimburse PI for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2017, the costs were at an effective annual rate of .007% for the Ultra Short Bond Fund and .024% for the Short-Term Bond Fund. The management fee paid to PI for the Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of ..15% of the average daily net assets. For the period ended January 31, 2017, the effective management fee paid for the Institutional Money Market Fund was .06%.

PI has contractually agreed through May 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses, such as dividend, broker charges and interest expense on short sales) of each class of shares of the Institutional Money Market Fund to .07% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PI and PGIM, Inc. are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Fund. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Short-Term Bond Fund invests its overnight sweep cash in the Ultra Short Bond Fund. Net earnings from the Ultra Short Bond Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

On July 19, 2016, the Ultra Short Bond Fund transferred in-kind securities having a market value (including accrued interest) of $6,446,279,305, unpaid accrued dividends of $1,633,983, and cash of $1,950,776,609 to the Institutional Money Market Fund. The Ultra Short Bond Fund realized a gain of $1,113,088 related to the in-kind redemption transactions, which is included in the Statement of Operations under “Net realized gain (loss) on investment transactions”. Such gain is excluded from calculation of Ultra Short Bond Fund’s taxable gain (loss) for federal income tax purposes.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Treasury securities for the year ended January 31, 2017, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Short-Term Bond Fund	$639,717,043	$1,218,029,603
Ultra Short Bond Fund*	1,918,740,000	3,518,549,916

*	Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts, along with securities which had a maturity date beyond one year of acquisition. The purchases and sales transactions under Rule 17A-7, were $64,044,408 and $26,302,244, respectively for the year ended January 31, 2017.

Note 5. Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed (overdistributed) net investment income, accumulated net realized gains or losses and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed (overdistributed) net investment income, accumulated net realized gains or losses and paid-in capital in excess of par.

Prudential Investment Portfolios 2	61

Notes to Financial Statements (continued)

For the year/period ended January 31, 2017 the adjustments were as follows:

	Undistributed (Overdistributed) Net Investment Income	Accumulated Net Gains (Losses)	Paid-In Capital In Excess of Par
Institutional Money Market Fund (a)	$53,553	$(53,553)	$—
Short-Term Bond Fund (c),(d),(e)	10,304,212	79,397,829	(89,702,041)
Ultra Short Bond Fund (a),(b)	1,355,513	(2,468,601)	1,113,088

(a)	Reclassification of dividends.
(b)	Book to tax differences on in-kind redemptions.
(c)	Reclassification of swap income.
(d)	Reclassification of paydowns.
(e)	Expiration of capital loss carryforward.

Net investment income (loss), net realized gains (losses) and net assets were not affected by these adjustments.

The tax character of distributions paid during the year/period ended January 31, 2017 were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Institutional Money Market Fund	$41,501,699	$—
Short-Term Bond Fund	56,539,604	—
Ultra Short Bond Fund	185,072,088	17,264

The tax character of distributions paid during the year ended January 31, 2016 were as follows:

Fund	Ordinary Income
Short-Term Bond Fund	$52,157,681
Ultra Short Bond Fund	86,029,922

As of January 31, 2017, the accumulated undistributed earnings on a tax basis were as follows:

Fund	Accumulated Ordinary Income
Institutional Money Market Fund	$13,824
Short-Term Bond Fund	3,966,040
Ultra Short Bond Fund*	44,091

*	Includes a timing difference of $329 for dividends payable

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The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2017 were as follows:

	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)	Other Cost Basis Adjustments	Total Net Unrealized Appreciation (Depreciation)
Institutional Money Market Fund	$13,897,862,682	$2,507,599	$(111,985)	$2,395,614	$—	$2,395,614
Short-Term Bond Fund	3,052,460,189	52,424,518	(45,072,525)	7,351,993	(173,318)	7,178,675
Ultra Short Bond Fund	26,267,023,217	5,001,237	(207,113)	4,794,124	—	4,794,124

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales. The other cost basis adjustments was primarily attributable to appreciation (depreciation) on swaps.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Core Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2017, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$19,678,000

Pre-Enactment Losses:
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$176,237,000

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

Shares of the Ultra Short Bond Fund, the Short-Term Bond Fund and the Institutional Money Market Fund are available only to investment companies managed by PI and, as applicable, certain investment advisory clients of PGIM, Inc. As of January 31, 2017, 100%

Prudential Investment Portfolios 2	63

Notes to Financial Statements (continued)

of the shares outstanding were owned by such entities of which four shareholders held 31.3% of outstanding shares of the Ultra Short Bond Fund, three shareholders held 82.2% of outstanding shares of the Short-Term Bond Fund and three shareholders held 21.6% of outstanding shares of the Institutional Money Market Fund.

Transactions in shares of beneficial interest were as follows:

	Short-Term Bond Fund		Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2017:
Shares sold	20,273,649	$187,999,226	212,364,591,387	$212,364,591,387
Shares issued in reinvestment of dividends and distributions	6,088,891	56,527,875	183,140,803	183,140,803
Shares reacquired	(20,273,654)	(187,999,269)	(228,754,652,453)	(228,754,652,453)

Net increase (decrease) in shares outstanding	6,088,886	$56,527,832	(16,206,920,263)	$(16,206,920,263)

Year ended January 31, 2016:
Shares sold	6,532,497	$60,600,000	322,681,351,710	$322,681,351,489
Shares issued in reinvestment of dividends and distributions	5,601,204	52,147,100	91,532,647	91,532,647
Shares reacquired	(80,669,793)	(752,316,716)	(324,600,309,300)	(324,600,309,300)

Net increase (decrease) in shares outstanding	(68,536,092)	$(639,569,616)	(1,827,424,943)	$(1,827,425,164)

	Institutional Money Market Fund
	Shares	Amount
Period ended January 31, 2017*:
Shares sold	50,016,660,099	$50,021,288,462
Shares issued in reinvestment of dividends and distributions	41,626,709	41,633,301
Shares reacquired	(36,622,679,483)	(36,627,249,275)

Net increase (decrease) in shares outstanding	13,435,607,325	$13,435,672,488

*	Commencement of operations was July 19, 2016.

Note 7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is

64

paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowings was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Investment Portfolios 2	65

Financial Highlights

Prudential Core Short-Term Bond Fund
	Year Ended January 31,
	2017(c)	2016(c)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.28	$9.33	$9.33	$9.30	$8.90
Income (loss) from investment operations:
Net investment income (loss)	.14	.13	.16	.19	.16
Net realized and unrealized gain (loss) on investment transactions	.02	(.03)	(.04)	(.03)	.37
Total from investment operations	.16	.10	.12	.16	.53
Less Dividends:
Dividends from net investment income	(.17)	(.15)	(.12)	(.13)	(.13)
Net asset value, end of year	$9.27	$9.28	$9.33	$9.33	$9.30
Total Return(a):	1.78%	1.04%	1.28%	1.72%	5.97%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,050,290	$2,994,467	$3,652,005	$3,687,839	$3,690,104
Average net assets (000)	$3,021,138	$3,403,519	$3,649,937	$3,680,946	$3,609,806
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	1.50%	1.34%	1.71%	2.00%	1.74%
Portfolio turnover rate	29%	25%	34%	52%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Does not include expenses of the underlying fund in which the Fund invests.
(c)	Calculated based on average shares outstanding during the year.

See Notes to Financial Statements.

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Prudential Core Ultra Short Bond Fund
	Year Ended January 31,
	2017(c)		2016(c)		2015		2014		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	.01		-	(a)	-	(a)	-	(a)	-	(a)
Net realized and unrealized gain (loss) on investment transactions	-	(a)	-		-		-		-
Total from investment operations	.01		-		-		-		-
Dividends and distributions to shareholders	(.01)		-	(a)	-	(a)	-	(a)	-	(a)
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.63%		.21%		.15%		.15%		.21%

Ratios/Supplemental Data:
Net assets, end of year (000)	$25,556,796		$41,757,809		$43,585,206		$38,389,097		$33,134,378
Average net assets (000)	$30,480,402		$41,343,564		$40,003,023		$37,135,455		$33,655,642
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%		.01%		.01%		.01%		.01%
Net investment income	.60%		.21%		.15%		.15%		.21%
Portfolio turnover rate	46%	(d)	-		-		-		-

(a)	Less than $.005 per share.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Calculated based on average shares outstanding during the year.
(d)	The Portfolio turnover rate calculation is for the period March 30, 2016 through January 31, 2017 and includes floating rate daily demand notes. Prior to March 30, 2016, the fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

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Financial Highlights (continued)

Prudential Institutional Money Market Fund
	July 19, 2016(c) through January 31, 2017(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	.0031
Net realized and unrealized gain (loss) on investment transactions	.0002
Total from investment operations	.0033
Dividends and distributions to shareholders	(.0031)
Net asset value, end of period	$1.0002
Total Return(a)	.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,438,067
Average net assets (000)	$12,592,981
Ratios to average net assets:
Expense after waivers and/or expense reimbursement	.07%	(d)
Expense before waivers and/or expense reimbursement	.16%	(d)
Net investment income (loss)	.61%	(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Commencement of operations.
(d)	Annualized.

See Notes to Financial Statements.

68

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 2:

We have audited the accompanying statement of assets and liabilities of Prudential Core Ultra Short Bond Fund (formerly Prudential Core Taxable Money Market Fund), Prudential Core Short-Term Bond Fund, and Prudential Institutional Money Market Fund (the “Funds”), three of the series constituting Prudential Investment Portfolios 2, including the portfolios of investments, as of January 31, 2017, and the related statement of operations for the year or period (Prudential Institutional Money Market Fund commenced operations on July 19, 2016) then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended, and financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2017, and the results of their operations, the changes in their net assets, and the financial highlights for each of the years or period described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 21, 2017

Prudential Investment Portfolios 2	69

Federal Income Tax Information (unaudited)

For the year ended January 31, 2017, the Ultra Short Bond Fund reports 96.50% and Short-Term Bond Fund reports 95.83% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2018, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2017.

70

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 88

President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).

None.
Kevin J. Bannon (64) Board Member Portfolios Overseen: 88

Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (64) Board Member Portfolios Overseen: 88

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Investment Portfolios 2

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 88

Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).

None.
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 88

Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Richard A. Redeker (73) Board Member & Independent Vice Chair Portfolios Overseen: 88

Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Stephen G. Stoneburn (73) Board Member Portfolios Overseen: 88

Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 88

President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).

None.
Scott E. Benjamin (43) Board Member & Vice President Portfolios Overseen: 88

Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.
Grace C. Torres* (57) Board Member Portfolios Overseen: 86

Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

Director (since July 2015) of Sun Bancorp, Inc. N.A.

* Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Investment Portfolios 2

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (61) Chief Legal Officer

Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).

Since 2012
Chad A. Earnst (41) Chief Compliance Officer

Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.

Since 2014
Deborah A. Docs (59) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Since 2004
Jonathan D. Shain (58) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Since 2005

Visit our website at prudentialfunds.com

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (42) Assistant Secretary

Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Since 2005
Andrew R. French (54) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.

Since 2006
Theresa C. Thompson (54) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Charles H. Smith (43) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January2007).

Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (58) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (49) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (55) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (48) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

Prudential Investment Portfolios 2

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at prudentialfunds.com

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521,

and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3	– Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2017 and January 31, 2016, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $86,943 and $67,169 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended January 31, 2017 and January 31, 2016: none.

(c) Tax Fees

For the fiscal years ended January 31, 2017 and January 31, 2016: none.

(d) All Other Fees

For the fiscal years ended January 31, 2017 and January 31, 2016: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended January 31, 2017 and January 31, 2016: none.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2017 and January 31, 2016 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2017